Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 30, 2013	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	MACKINAC FINANCIAL CORP /MI/
Entity Central Index Key	0000036506
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 9,431
Entity Common Stock, Shares Outstanding		5,559,859
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 26,958	$ 20,071
Federal funds sold	3	13,999
Cash and cash equivalents	26,961	34,070
Interest-bearing deposits in other financial institutions	10	10
Securities available for sale	43,799	38,727
Federal Home Loan Bank stock	3,060	3,060
Loans:
Commercial	342,841	311,215
Mortgage	95,413	83,106
Installment	10,923	6,925
Total Loans	449,177	401,246
Allowance for loan losses	(5,218)	(5,251)
Net loans	443,959	395,995
Premises and equipment	10,633	9,627
Other real estate held for sale	3,212	3,162
Deferred tax asset	9,131	8,427
Other assets	5,215	5,233
TOTAL ASSETS	545,980	498,311
Liabilities:
Non-interest-bearing deposits	67,652	51,273
Interest-bearing deposits:
NOW, Money Market, Checking	155,465	152,563
Savings	13,829	14,203
CDs less than $100,000	135,550	130,685
CDs more than $100,000	24,355	23,229
Brokered	37,706	32,836
Total deposits	434,557	404,789
Borrowings	35,925	35,997
Other liabilities	3,050	2,262
Total liabilities	473,532	443,048
Shareholders' equity:
Preferred stock - No par value: Authorized 500,000 shares, 11,000 shares issued and outstanding	11,000	10,921
Common stock and additional paid in capital - No par value Authorized - 18,000,000 shares Issued and outstanding - 5,559,859 and 3,419,736 shares respectively	53,797	43,525
Retained earnings	6,727	492
Accumulated other comprehensive income	924	325
Total shareholders' equity	72,448	55,263
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 545,980	$ 498,311

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Preferred stock, par value	$ 0	$ 0
Preferred stock, Authorized shares	500,000	500,000
Preferred stock, shares issued	11,000	11,000
Preferred stock, shares outstanding	11,000	11,000
Common stock and additional paid in capital, par value	$ 0	$ 0
Common stock and additional paid in capital, Authorized shares	18,000,000	18,000,000
Common stock and additional paid in capital, shares issued	5,559,859	3,419,736
Common stock and additional paid in capital, shares outstanding	5,559,859	3,419,736

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and fees on loans:
Taxable	$ 23,197	$ 21,627	$ 21,091
Tax-exempt	116	147	188
Interest on securities:
Taxable	948	1,162	1,406
Tax-exempt	27	28	28
Other interest income	139	108	127
Total interest income	24,427	23,072	22,840
INTEREST EXPENSE:
Deposits	3,946	4,530	5,607
Borrowings	657	613	848
Total interest expense	4,603	5,143	6,455
Net interest income	19,824	17,929	16,385
Provision for loan losses	945	2,300	6,500
Net interest income after provision for loan losses	18,879	15,629	9,885
OTHER INCOME:
Deposit service fees	699	832	990
Net security gains (losses)		(1)	215
Income from secondary market loans sold	1,390	700	539
SBA/USDA loan sale gains	1,176	1,500	868
Mortgage servicing income	417	400
Other	361	225	183
Total other income	4,043	3,656	2,795
OTHER EXPENSE:
Salaries and employee benefits	8,288	7,275	6,918
Occupancy	1,372	1,376	1,313
Furniture and equipment	885	827	806
Data processing	991	761	740
Professional service fees	1,196	756	627
Loan and deposit	877	1,137	910
Writedowns and losses on other real estate held for sale	489	1,137	2,753
FDIC insurance assessment	459	849	957
Telephone	233	215	193
Advertising	376	351	297
Other	1,591	1,285	1,084
Total other expenses	16,757	15,969	16,598
Income (loss) before provision for income taxes	6,165	3,316	(3,918)
Provision for (benefit of) income taxes	(922)	1,098	(3,500)
NET INCOME (LOSS)	7,087	2,218	(418)
Preferred dividend and accretion of discount	629	766	742
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 6,458	$ 1,452	$ (1,160)
INCOME (LOSS) PER COMMON SHARE:
Basic (in dollars per share)	$ 1.51	$ 0.42	$ (0.34)
Diluted (in dollars per share)	$ 1.51	$ 0.41	$ (0.34)

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net income	$ 7,087	$ 2,218	$ (418)
Net change in net unrealized gains and losses on securities available for sale:
Unrealized gains (losses) arising during the period	907	(433)	(944)
Less: reclassification adjustment for gains included in net income		1	215
Net securities gain (loss) during the period	907	(432)	(729)
Tax effect	(308)	145	248
Other comprehensive income (loss)	599	(287)	(481)
Total comprehensive income (loss)	$ 7,686	$ 1,931	$ (899)

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Shares of Common Stock	Preferred Stock Series A USD ($)	Common Stock and Additional Paid in Capital USD ($)	Retained Earnings (Accumulated Deficit) USD ($)	Accumulated Other Comprehensive Income USD ($)	Comprehensive Income (Loss) USD ($)
Balance at Dec. 31, 2009	$ 55,299		$ 10,514	$ 43,493	$ 199	$ 1,093
Balance (in shares) at Dec. 31, 2009		3,419,736
Increase (Decrease) in Shareholders' Equity
Net income (loss)	(418)				(418)		(418)
Other comprehensive income (loss):
Net unrealized income (loss) on securities available for sale	(481)					(481)	(481)
Total comprehensive income (loss)	(899)						(899)
Stock compensation	32			32
Dividend on preferred stock	(550)				(550)
Accretion of preferred stock discount			192		(192)
Balance at Dec. 31, 2010	53,882		10,706	43,525	(961)	612
Balance (in shares) at Dec. 31, 2010		3,419,736
Increase (Decrease) in Shareholders' Equity
Net income (loss)	2,218				2,218		2,218
Other comprehensive income (loss):
Net unrealized income (loss) on securities available for sale	(287)					(287)	(287)
Total comprehensive income (loss)	1,931						1,931
Dividend on preferred stock	(551)				(551)
Accretion of preferred stock discount			215		(215)
Other	1				1
Balance at Dec. 31, 2011	55,263		10,921	43,525	492	325
Balance (in shares) at Dec. 31, 2011		3,419,736
Increase (Decrease) in Shareholders' Equity
Net income (loss)	7,087				7,087		7,087
Other comprehensive income (loss):
Net unrealized income (loss) on securities available for sale	599					599	599
Total comprehensive income (loss)	7,686						7,686
Stock compensation	66			66
Issuance of common stock	11,506			11,506
Issuance of common stock (in shares)		2,140,123
Dividend on common stock	(223)				(223)
Purchase of common stock warrants	(1,300)			(1,300)
Dividend on preferred stock	(550)				(550)
Accretion of preferred stock discount			79		(79)
Balance at Dec. 31, 2012	$ 72,448		$ 11,000	$ 53,797	$ 6,727	$ 924
Balance (in shares) at Dec. 31, 2012		5,559,859

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ 7,087	$ 2,218	$ (418)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	1,547	1,419	1,643
Provision for loan losses	945	2,300	6,500
Provision for (benefit of) income taxes	(922)	1,098	(3,500)
(Gain) loss on sales/calls of securities available for sale		1	(215)
(Gain) on sale of secondary market loans	(1,077)	(477)	(445)
Origination of loans held for sale in secondary market	(74,142)	(38,971)	(36,678)
Proceeds from secondary market loans held for sale	75,219	39,448	37,217
Loss on sale of premises, equipment, and other real estate held for sale	31	282	48
Writedown of other real estate held for sale	496	855	2,703
Stock compensation	66		32
Change in other assets	(61)	(325)	13,174
Change in other liabilities	788	296	(583)
Net cash provided by operating activities	9,977	8,144	19,478
Cash Flows from Investing Activities:
Net (increase) in loans	(50,351)	(26,015)	(9,355)
Net (increase) decrease in interest-bearing deposits in other financial institutions		703	(35)
Purchase of securities available for sale	(15,209)	(21,260)	(5,000)
Proceeds from maturities, sales, calls or paydowns of securities available for sale	10,668	15,607	16,788
Capital expenditures	(2,098)	(1,034)	(606)
Proceeds from sale of premises, equipment, and other real estate	775	5,456	2,876
Redemption of FHLB stock		363	371
Net cash provided by (used in) investing activities	(56,215)	(26,180)	5,039
Cash Flows from Financing Activities:
Net increase (decrease) in deposits	29,768	18,010	(34,610)
Net proceeds from common stock issuance	11,506
Dividend on common stock	(223)
Repurchase of common stock warrants	(1,300)
Dividend on preferred stock	(550)	(551)	(550)
Principal payments on borrowings	(72)	(72)	(71)
Net cash provided by (used in) financing activities	39,129	17,387	(35,231)
Net (decrease) in cash and cash equivalents	(7,109)	(649)	(10,714)
Cash and cash equivalents at beginning of period	34,070	34,719	45,433
Cash and cash equivalents at end of period	26,961	34,070	34,719
Cash paid during the year for:
Interest	4,172	4,664	6,548
Income taxes	125	75	75
Noncash Investing and Financing Activities:
Transfers of Foreclosures from Loans to Other Real Estate Held for Sale (net of adjustments made through the allowance for loan losses)	$ 1,352	$ 4,194	$ 5,373

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of Mackinac Financial Corporation (the “Corporation”) and Subsidiaries conform to accounting principles generally accepted in the United States and prevailing practices within the banking industry. Significant accounting policies are summarized below.

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation and its wholly owned subsidiaries, mBank (the “Bank”) and other minor subsidiaries, after elimination of intercompany transactions and accounts.

Nature of Operations

The Corporation’s and the Bank’s revenues and assets are derived primarily from banking activities. The Bank’s primary market area is the Upper Peninsula, the northern portion of the Lower Peninsula of Michigan, and Oakland County in Lower Michigan.   The Bank provides to its customers commercial, real estate, agricultural, and consumer loans, as well as a variety of traditional deposit products. A portion, less than 1.0% of the Bank’s commercial loan portfolio consists of leases to commercial and governmental entities, which are secured by various types of equipment. These leases are dispersed geographically throughout the country. Less than 1.0% of the Corporation’s business activity is with Canadian customers and denominated in Canadian dollars.

While the Corporation’s chief decision makers monitor the revenue streams of the various Corporation products and services, operations are managed and financial performance is evaluated on a Corporation-wide basis. Accordingly, all of the Corporation’s banking operations are considered by management to be aggregated in one reportable operating segment.

Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of investment securities, the valuation of foreclosed real estate, deferred tax assets, and mortgage servicing rights.

Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, noninterest-bearing deposits in correspondent banks, and federal funds sold. Generally, federal funds are purchased and sold for one-day periods.

Securities

The Corporation’s securities are classified and accounted for as securities available for sale. These securities are stated at fair value. Premiums and discounts are recognized in interest income using the interest method over the period to maturity. Unrealized holding gains and losses on securities available for sale are reported as accumulated other comprehensive income within shareholders’ equity until realized.  When it is determined that securities or other investments are impaired and the impairment is other than temporary, an impairment loss is recognized in earnings and a new basis in the affected security is established.  Gains and losses on the sale of securities are recorded on the trade date and determined using the specific-identification method.

Federal Home Loan Bank Stock

As a member of the Federal Home Loan Bank (FHLB) system, the Bank is required to hold stock in the FHLB based on the anticipated level of borrowings to be advanced.  This stock is recorded at cost, which approximates fair value.  Transfer of the stock is substantially restricted.

Interest Income and Fees on Loans

Interest income on loans is reported on the level-yield method and includes amortization of deferred loan fees and costs over the loan term.  Net loan commitment fees or costs for commitment periods greater than one year are deferred and amortized into fee income or other expense on a straight-line basis over the commitment period.  The accrual of interest on loans is discontinued when, in the opinion of management, it is probable that the borrower may be unable to meet payments as they become due as well as when required by regulatory provisions.  Upon such discontinuance, all unpaid accrued interest is reversed.  Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured.  Interest income on impaired and nonaccrual loans is recorded on a cash basis.

Mortgage Servicing Rights

Servicing assets are recognized as separate assets when rights are acquired through purchase or through sale of financial assets.  Capitalized servicing rights are reported in other assets and are amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.  Servicing assets are evaluated for impairment based on the fair value of the rights compared to amortized cost.  Impairment is determined by using prices for similar assets with similar characteristics, such as interest rates and terms.  Fair value is determined by using prices for similar assets with similar characteristics, when available, or based on discounted cash flows using market-based assumptions.  Impairment is recognized through a valuation allowance for an individual stratum, to the extent that fair value is less than the capitalized amount for the stratum.

Allowance for Loan Losses

The allowance for loan losses includes specific allowances related to commercial loans which have been judged to be impaired. A loan is impaired when, based on current information, it is probable that the Corporation will not collect all amounts due in accordance with the contractual terms of the loan agreement. These specific allowances are based on discounted cash flows of expected future payments using the loan’s initial effective interest rate or the fair value of the collateral if the loan is collateral dependent.

The Corporation also has a general allowance for loan losses for loans not considered impaired. The allowance for loan losses is maintained at a level which management believes is adequate to provide for probable loan losses. Management periodically evaluates the adequacy of the allowance using the Corporation’s past loan loss experience, known and inherent risks in the portfolio, composition of the portfolio, current economic conditions, and other factors. The allowance does not include the effects of expected losses related to future events or future changes in economic conditions. This evaluation is inherently subjective since it requires material estimates that may be susceptible to significant change. Loans are charged against the allowance for loan losses when management believes the collectability of the principal is unlikely. In addition, various regulatory agencies periodically review the allowance for loan losses. These agencies may require additions to the allowance for loan losses based on their judgments of collectability.

In management’s opinion, the allowance for loan losses is adequate to cover probable losses relating to specifically identified loans, as well as probable losses inherent in the balance of the loan portfolio as of the balance sheet date.

Troubled Debt Restructuring

Troubled debt restructuring of loans is undertaken to improve the likelihood that the loan will be repaid in full under the modified terms in accordance with a reasonable repayment schedule.  All modified loans are evaluated to determine whether the loans should be reported as a Troubled Debt Restructure (TDR).  A loan is a TDR when the Corporation, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower by modifying or renewing a loan that the Corporation would not otherwise consider. To make this determination, the Corporation must determine whether (a) the borrower is experiencing financial difficulties and (b) the Corporation granted the borrower a concession. This determination requires consideration of all of the facts and circumstances surrounding the modification.  An overall general decline in the economy or some deterioration in a borrower’s financial condition does not automatically mean the borrower is experiencing financial difficulties.

Other Real Estate Held for Sale

Other real estate held for sale consists of assets acquired through, or in lieu of, foreclosure and other long-lived assets to be disposed of by sale, whether previously held and used or newly acquired.  Other real estate held for sale is initially recorded at the lower of cost or fair value, less costs to sell, establishing a new cost basis.  Valuations are periodically performed by management, and the assets’ carrying values are adjusted to the lower of cost basis or fair value less costs to sell.  Impairment losses are recognized for any initial or subsequent write-downs.  Net revenue and expenses from operations of other real estate held for sale are included in other expense.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation.  Maintenance and repair costs are charged to expense as incurred.  Gains or losses on disposition of premises and equipment are reflected in income.  Depreciation is computed on the straight-line method over the estimated useful lives of the assets.

Stock Compensation Plans

On May 22, 2012, the Company’s shareholders approved the Mackinac Financial Corporation 2012 Incentive Compensation Plan, under which current and prospective employees, non-employee directors and consultants may be awarded incentive stock options, non-statutory stock options, shares of restricted stock units (“RSUs”), or stock appreciation rights.  The aggregate number of shares of the Company’s common stock issuable under the plan is 757,848.

The Corporation sponsors three stock option plans.  One plan was approved during 2000 and applies to officers, employees, and nonemployee directors.  This plan was amended as a part of the December 2004 stock offering and recapitalization.  The amendment, approved by shareholders, increased the shares available under this plan by 428,587 shares from the original 25,000 (adjusted for the 1:20 reverse stock split), to a total authorized share balance of 453,587.   The other two plans, one for officers and employees and the other for nonemployee directors, were approved in 1997.  A total of 30,000 shares (adjusted for the 1:20 split), were made available for grant under these plans.  Options under all of the plans are granted at the discretion of a committee of the Corporation’s Board of Directors.  Options to purchase shares of the Corporation’s stock were granted at a price equal to the market price of the stock at the date of grant.  The committee determined the vesting of the options when they were granted as established under the plan.  No new options may be issued under the plans.

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) is composed of unrealized gains and losses on securities available for sale, net of tax.

Earnings per Common Share

Earnings per share are based upon the weighted average number of shares outstanding.  The issuance of shares as a result of stock options, restricted stock units and common stock warrants issued under the TARP Capital Purchase Program is shown in the table below.  The common stock warrants were retired in December 2012.

The following shows the computation of basic and diluted earnings per share for the year ended December 31, 2012, 2011 and 2010 (dollars in thousands, except per share data):

	Year Ended December 31,
	2012	2011	2010

Net income (loss)	$7,087	$2,218	$(418)
Preferred stock dividends and accretion of discount	629	766	742
Net income (loss) available to common shareholders	$6,458	$1,452	$(1,160)

Weighted average shares outstanding	4,285,043	3,419,736	3,419,736
Effect of dilutive stock options, vesting of restricted stock units, and common stock warrants outstanding	—	80,468	60,161
Diluted weighted average shares outstanding	4,285,043	3,500,204	3,479,897
Income (loss) per common share:
Basic	$1.51	$.42	$(.34)
Diluted	$1.51	$.41	$(.34)

The effect of dilutive common stock warrants was not taken into account when calculating the loss per share in 2010, since it was anti-dilutive.

Income Taxes

Deferred income taxes have been provided under the liability method.  Deferred tax assets and liabilities are determined based upon the difference between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates which will be in effect when these differences are expected to reverse. Deferred tax expense (benefit) is the result of changes in the deferred tax asset and liability.  A valuation allowance is provided against deferred tax assets when it is more likely than not that some or all of the deferred asset will not be realized.

Off-Balance-Sheet Financial Instruments

In the ordinary course of business, the Corporation has entered into off-balance-sheet financial instruments consisting of commitments to extend credit, commitments under credit card arrangements, commercial letters of credit, and standby letters of credit.  For letters of credit, the Corporation recognizes a liability for the fair market value of the obligations it assumes under that guarantee.

Recent Developments

During 2012, the Corporation adopted new guidance related to the presentation of comprehensive income in the financial statements.  Among other changes, the new guidance eliminated the option to only present comprehensive income in the statement of equity.  The Corporation has elected to report comprehensive income in a separate statement of comprehensive income that begins with net income.  The change in presentation has been applied retrospectively and the 2011 financial statements have been restated to conform to the new presentation method.  Other than the change in presentation of comprehensive income and related disclosures, the new guidance did not have a material effect on the financial statements.

In 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.  This update applies to all creditors, both public and non-public, and was introduced to provide clarification surrounding troubled debt restructurings (“TDR”).  The primary characteristics that previously caused a restructuring to qualify as a TDR still exist: (1) the restructuring constitutes a concession to the borrower and (2) the borrower is experiencing financial difficulties.  The update provides additional details and examples to provide clarity surrounding these items.  The update also prohibits the use of the effective interest rate test when determining whether the restructuring constitutes a concession.  The update is effective for annual reporting periods ending on or after December 15, 2012 (therefore, December 31, 2012, for the Corporation).  Lastly, the disclosure requirements set forth by ASU 2010-20 regarding troubled debt restructurings, and later deferred by ASU 2011-1 until December 31, 2012 for the Corporation, are included in Note 4, “Loans”.  Other than the additional disclosures, these updates did not have a significant impact on the financial statements.

In 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This update to Fair Value Measurement (Topic 820) results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments in this update explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. However, this update does require expanded disclosure related to the nature and significance of inputs that are used in estimating and measuring the fair value of financial instruments. The amendments in this update are to be applied prospectively and are effective for annual reporting periods beginning after December 15, 2011 (therefore, December 31, 2012, for the Corporation).  This update did not have a significant impact on the financial statements.

Reclassifications

Certain amounts in the 2011 and 2010 consolidated financial statements have been reclassified to conform to the 2012 presentation.

RESTRICTIONS ON CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2012
RESTRICTIONS ON CASH AND CASH EQUIVALENTS
RESTRICTIONS ON CASH AND CASH EQUIVALENTS

NOTE 2 — RESTRICTIONS ON CASH AND CASH EQUIVALENTS

Cash and cash equivalents in the amount of $4.049 million were restricted on December 31, 2012 to meet the reserve requirements of the Federal Reserve System.

In the normal course of business, the Corporation maintains cash and due from bank balances with correspondent banks.  Balances in these accounts may exceed the Federal Deposit Insurance Corporation’s insured limit of $250,000.

Management believes that these financial institutions have strong credit ratings and the credit risk related to these deposits is minimal.

INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2012
INVESTMENT SECURITIES
INVESTMENT SECURITIES

NOTE 3 — INVESTMENT SECURITIES

The carrying value and estimated fair value of securities available for sale are as follows (dollars in thousands):

	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
December 31, 2012

Corporate	$18,763	$237	$(23)	$18,977
US Agencies	10,267	137	—	10,404
US Agencies - MBS	7,962	412	—	8,374
Obligations of states and political subdivisions	5,407	637	—	6,044

Total securities available for sale	$42,399	$1,423	$(23)	$43,799

December 31, 2011

US Agencies - MBS	$11,111	$387	$—	$11,498
US Agencies	10,407	168	—	10,575
Corporate	8,314	—	(136)	8,178
Obligations of states and political subdivisions	5,448	110	(2)	5,556
Other asset backed	2,954	—	(34)	2,920

Total securities available for sale	$38,234	$665	$(172)	$38,727

At December 31, 2012 and 2011, the mortgage backed securities portfolio was $8.374 million (19.12%) and $11.498 million (29.69%), respectively, of the securities portfolio. At December 31, 2012, the entire mortgage backed securities portfolio consisted of securities issued and guaranteed by either the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC); United States government-sponsored agencies.  Other asset backed securities are collateralized with government guaranteed student loans.

Following is information pertaining to securities with gross unrealized losses at December 31, 2012 and 2011 aggregated by investment category and length of time these individual securities have been in a loss position (dollars in thousands):

	Less Than Twelve Months		Over Twelve Months
	Gross		Gross
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
December 31, 2012

Corporate	$(23)	$5,566	$—	$—
US Agencies - MBS	—	—	—	—
Obligations of states and political subdivisions	—	—	—	—

Total securities available for sale	$(23)	$5,566	$—	$—

December 31, 2011

US Agencies - MBS	$—	$2,920	—	—
Corporate	(136)	8,178	—	—
Obligations of states and political subdivisions	—	—	(2)	250

Total securities available for sale	$(136)	$11,098	$(2)	$250

There was one security in an unrealized loss position in 2012 and three in 2011.  The gross unrealized losses in the current portfolio are considered temporary in nature and related to interest rate fluctuations.  The Corporation has both the ability and intent to hold the investment securities until their respective maturities and therefore does not anticipate the realization of the temporary losses.

Following is a summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses for the years ended December 31 (dollars in thousands):

	2012	2011	2010

Proceeds from sales and calls	$2,601	$76	$8,302
Gross gains on sales	—	—	216
Gross (losses) on sales and calls	—	(1)	(1)

The carrying value and estimated fair value of securities available for sale at December 31, 2012, by contractual maturity, are shown below (dollars in thousands):

	Amortized	Estimated
	Cost	Fair Value

Due in one year or less	$7,569	$7,629
Due after one year through five years	22,411	22,745
Due after five years through ten years	—	—
Due after ten years	4,457	5,051
Subtotal	34,437	35,425
US Agencies - MBS	7,962	8,374

Total	$42,399	$43,799

Contractual maturities may differ from expected maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.  See Note 9 for information on securities pledged to secure borrowings from the Federal Home Loan Bank.

LOANS	12 Months Ended
Dec. 31, 2012
LOANS
LOANS
NOTE 4 - LOANS

The composition of loans at December 31 is as follows (dollars in thousands):

	2012	2011

Commercial real estate	$244,966	$199,201
Commercial, financial, and agricultural	80,646	92,269
One to four family residential real estate	87,948	77,332
Construction :
Consumer	7,465	5,774
Commerical	17,229	19,745
Consumer	10,923	6,925

Total loans	$449,177	$401,246

An analysis of the allowance for loan losses for the years ended December 31 is as follows (dollars in thousands):

	2012	2011	2010

Balance, January 1	$5,251	$6,613	$5,225
Recoveries on loans previously charged off	278	138	374
Loans charged off	(1,256)	(3,800)	(5,486)
Provision	945	2,300	6,500

Balance, December 31	$5,218	$5,251	$6,613

In 2012, net charge off activity was $.978 million, or .23% of average loans outstanding compared to net charge-offs of $3.662 million, or .94% of average loans, in the same period in 2011 and $5.112 million, or 1.33% of average loans, in 2010.  During 2012, a provision of $.945 million was made to increase the allowance.  This provision was made in accordance with the Corporation’s allowance for loan loss reserve policy, which calls for a measurement of the adequacy of the reserve at each quarter end.  This process includes an analysis of the loan portfolio to take into account increases in loans outstanding and portfolio composition, historical loss rates, and specific reserve requirements of nonperforming loans.

A breakdown of the allowance for loan losses and recorded balances in loans at December 31, 2012 is as follows (dollars in thousands):

		Commercial,		One to four
	Commercial	financial and	Commercial	family residential	Consumer
	real estate	agricultural	construction	real estate	construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251
Charge-offs	(729)	(40)	(6)	(399)	—	(82)	—	(1,256)
Recoveries	52	201	—	7	—	18	—	278
Provision	1,121	(548)	(76)	258	—	64	126	945
Ending balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	$5,218

Loans:
Ending balance	$244,966	$80,646	$17,229	$87,948	$7,465	$10,923	$—	$449,177
Ending balance ALLR	(3,267)	(692)	(125)	(980)	—	—	(154)	(5,218)
Net loans	$241,699	$79,954	$17,104	$86,968	$7,465	$10,923	$(154)	$443,959

Ending balance ALLR:
Individually evaluated	$1,662	$155	$10	$112	$—	$—	$—	$1,939
Collectively evaluated	1,605	537	115	868	—	—	154	3,279
Total	$3,267	$692	$125	$980	$—	$—	$154	$5,218

Ending balance Loans:
Individually evaluated	$22,910	$6,070	$858	$796	$—	$—	$—	$30,634
Collectively evaluated	222,056	74,576	16,371	87,152	7,465	10,923	—	418,543
Total	$244,966	$80,646	$17,229	$87,948	$7,465	$10,923	$—	$449,177

Impaired loans, by definition, are individually evaluated.

A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2011 is as follows (dollars in thousands):

		Commercial,		One to four
	Commercial	financial and	Commercial	family residential	Consumer
	real estate	agricultural	construction	real estate	construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613
Charge-offs	(2,267)	(579)	(412)	(490)	—	(52)	—	(3,800)
Recoveries	32	21	75	1	—	9	—	138
Provision	1,598	619	155	(19)	—	43	(96)	2,300
Ending balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Loans:
Ending balance	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246
Ending balance ALLR	(2,823)	(1,079)	(207)	(1,114)	—	—	(28)	(5,251)
Net loans	$196,378	$91,190	$19,538	$76,218	$5,774	$6,925	$(28)	$395,995

Ending balance ALLR:
Individually evaluated	$926	$160	$—	$114	$—	$—	$—	$1,200
Collectively evaluated	1,897	919	207	1,000	—	—	28	4,051
Total	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Ending balance Loans:
Individually evaluated	$13,628	$1,707	$—	$1,930	$—	$—	$—	$17,265
Collectively evaluated	185,573	90,562	19,745	75,402	5,774	6,925	—	383,981
Total	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246

Impaired loans, by definition, are individually evaluated.

A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2010 is as follows (dollars in thousands):

		Commercial,		One to four
	Commercial	financial and	Commercial	family residential	Consumer
	real estate	agricultural	construction	real estate	construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,284	$1,135	$386	$23	$—	$13	$384	$5,225
Charge-offs	(2,426)	(1,804)	(720)	(416)	—	(9)	(111)	(5,486)
Recoveries	18	260	67	—	—	15	14	374
Provision	2,584	1,427	656	2,015	—	(19)	(163)	6,500
Ending balance ALLR	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613

Loans:
Ending balance	$194,859	$68,858	$33,330	$75,074	$5,682	$5,283	$—	$383,086
Ending balance ALLR	(3,460)	(1,018)	(389)	(1,622)	—	—	(124)	(6,613)
Net loans	$191,399	$67,840	$32,941	$73,452	$5,682	$5,283	$(124)	$376,473

Ending balance ALLR:
Individually evaluated	$1,601	$330	$39	$696	$—	$—	$—	$2,666
Collectively evaluated	1,859	688	350	926	—	—	124	3,947
Total	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613

Ending balance Loans:
Individually evaluated	$18,610	$2,696	$2,437	$5,238	$—	$—	$—	$28,981
Collectively evaluated	176,249	66,162	30,893	69,836	5,682	5,283	—	354,105
Total	$194,859	$68,858	$33,330	$75,074	$5,682	$5,283	$—	$383,086

Impaired loans, by definition, are individually evaluated.

As part of the management of the loan portfolio, risk ratings are assigned to all commercial loans.  Through the loan review process, ratings are modified as believed to be appropriate to reflect changes in the credit.  Our ability to manage credit risk depends in large part on our ability to properly identify and manage problem loans.  To do so, we operate a credit risk rating system under which our credit management personnel assign a credit risk rating to each loan at the time of origination and review loans on a regular basis to determine each loan’s credit risk rating on a scale of 1 through 8, with higher scores indicating higher risk.  The credit risk rating structure used is shown below.

In the context of the credit risk rating structure, the term Classified is defined as a problem loan which may or may not be in a nonaccrual status, dependent upon current payment status and collectability.

Excellent (1)

Borrower is not vulnerable to sudden economic or technological changes and is in a non-seasonal business or industry.  These loans generally would be characterized by having good experienced management and a strong liquidity position with minimal leverage.

Good (2)

Borrower shows limited vulnerability to sudden economic change with modest seasonal effect.  Borrower has “above average” financial statements and an acceptable repayment history with minimal leverage and a profitability that exceeds peers.

Average (3)

Generally, a borrower rated as average may be susceptible to unfavorable changes in the economy and somewhat affected by seasonal factors.  Some product lines may be affected by technological change.  Borrowers in this category exhibit stable earnings, with a satisfactory payment history.

Acceptable (4)

The loan is an otherwise acceptable credit that warrants a higher level of administration due to various underlying weaknesses.  These weaknesses, however, have not and may never deteriorate to the point of a Special Mention rating or Classified status.  This rating category may include new businesses not yet having established a firm performance record.

Special Mention (5)

The loan is not considered as a Classified status, however may exhibit material weaknesses that, if not corrected, may cause future problems.  Borrowers in this category warrant special attention but have not yet reached the point of concern for loss.  The borrower may have deteriorated to the point that they would have difficulty refinancing elsewhere.   Similarly, purchasers of these businesses would not be eligible for bank financing unless they represent a significantly lessened credit risk.

Substandard (6)

The loan is Classified and exhibits a number of well-defined weaknesses that jeopardize normal repayment.  The assets are no longer adequately protected due to declining net worth, lack of earning capacity or insufficient collateral offering the distinct possibility of the loss of a portion of the loan principal.  Loans within this category clearly represent troubled and deteriorating credit situations requiring constant supervision and an action plan must be developed and approved by the appropriate officers to mitigate the risk.

Doubtful (7)

Loans in this category exhibit the same weaknesses used to describe the substandard credit; however, the traits are more pronounced.  Loans are frozen with collection improbable.  Such loans are not yet rated as Charge-off because certain actions may yet occur which would salvage the loan.

Charge-off/Loss (8)

Loans in this category are largely uncollectible and should be charged against the loan loss reserve immediately.

General Reserves:

For loans with a credit risk rating of 5 or better and any loans with a risk rating of 6 or 7 with no specific reserve, reserves are established based on the type of loan collateral, if any, and the assigned credit risk rating.  Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows on impaired loans, estimated losses on pools of homogenous loans based on historical loss experience, and consideration of current environmental factors and economic trends, all of which may be susceptible to significant change.

Using a historical average loss by loan type as a base, each loan graded as higher risk is assigned a specific percentage.  Within the commercial loan portfolio, the historical loss rates are used for specific industries such as hospitality, gaming, petroleum, and forestry.  The residential real estate and consumer loan portfolios are assigned a loss percentage as a homogenous group.  If, however, on an individual loan the projected loss based on collateral value and payment histories are in excess of the computed allowance, the allocation is increased for the higher anticipated loss.  These computations provide the basis for the allowance for loan losses as recorded by the Corporation.  In 2012 and 2011, commercial construction loans of $3.468 million and $3.694 million, respectively, did not receive a specific risk rating.  These amounts represent loans made for land development and unimproved land purchases.

Below is a breakdown of loans by risk category as of December 31, 2012 (dollars in thousands):

	(1)	(2)	(3)	(4)	(5)	(6)	(7)	Rating
	Excellent	Good	Average	Acceptable	Sp. Mention	Substandard	Doubtful	Unassigned	Total

Commercial real estate	$4,807	$20,491	$84,164	$113,379	$16,754	$5,189	$182	$—	$244,966
Commercial, financial and agricultural	5,026	3,936	23,821	41,785	4,296	1,782	—	—	80,646
Commercial construction	—	1,038	5,103	5,784	759	1,077	—	3,468	17,229
One-to-four family residential real estate	—	1,969	3,635	4,791	—	646	—	76,907	87,948
Consumer construction	—	—	—	—	—	—	—	7,465	7,465
Consumer	—	359	71	257	—	6	—	10,230	10,923

Total loans	$9,833	$27,793	$116,794	$165,996	$21,809	$8,700	$182	$98,070	$449,177

Below is a breakdown of loans by risk category as of December 31, 2011 (dollars in thousands)

	(1)	(2)	(3)	(4)	(5)	(6)	(7)	Rating
	Excellent	Good	Average	Acceptable	Sp. Mention	Substandard	Doubtful	Unassigned	Total

Commercial real estate	$3,083	$16,946	$47,154	$118,259	$5,198	$7,642	$919	$—	$199,201
Commercial, financial and agricultural	4,416	7,875	17,738	60,498	201	1,541	—	—	92,269
Commercial construction	209	552	4,542	10,415	313	20	—	3,694	19,745
One-to-four family residential real estate	—	—	3,359	5,910	2,023	—	—	66,040	77,332
Consumer construction	—	—	—	—	—	—	—	5,774	5,774
Consumer	—	—	105	599	—	—	—	6,221	6,925

Total loans	$7,708	$25,373	$72,898	$195,681	$7,735	$9,203	$919	$81,729	$401,246

Impaired Loans

Nonperforming loans are those which are contractually past due 90 days or more as to interest or principal payments, on nonaccrual status, or loans, the terms of which have been renegotiated to provide a reduction or deferral on interest or principal.  The interest income recorded during impairment and that which would have been recognized were $.054 million and $.313 million for the year ended December 31, 2012.  For the year ended December 31, 2011, the amounts were $.118 million and $.363 million.

The accrual of interest on loans is discontinued when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions.  When interest accrual is discontinued, all unpaid accrued interest is reversed.  Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans are considered impaired when, based on current information and events, it is probable the Corporation will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments.  Impairment is evaluated in total for smaller-balance loans of a similar nature and on an individual loans basis for other loans.  If a loan is impaired, a specific valuation allowance is allocated, if necessary, so that the loan is reported net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral.  Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis.  Impaired loans, or portions thereof, are charged off when deemed uncollectible.

The following is a summary of impaired loans and their effect on interest income (dollars in thousands):

					Interest Income	Interest Income
	Nonaccrual	Accrual	Average	Related	Recognized	on
	Basis	Basis	Investment	Valuation Reserve	During Impairment	Accrual Basis
December 31, 2012

With no valuation reserve:
Commercial real estate	$132	$—	$1,550	$—	$—	$37
Commercial, financial and agricultural	—	—	1,063	—	—	19
Commercial construction	675	—	675	—	—	15
One to four family residential real estate	230	—	1,074	—	—	41
Consumer construction	—	—	16	—	—	1
Consumer	—	—	3	—	—	—

With a valuation reserve:
Commercial real estate	$2,939	$—	$3,173	$1,315	$54	$177
Commercial, financial and agricultural	436	—	504	109	—	17
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	275	—	281	95	—	6
Consumer construction	—	—	—	—	—	—
Consumer	—	—	—	—	—	—

Total:
Commercial real estate	$3,071	$—	$4,723	$1,315	$54	$214
Commercial, financial and agricultural	436	—	1,567	109	—	36
Commercial construction	675	—	675	—	—	15
One to four family residential real estate	505	—	1,355	95	—	47
Consumer construction	—	—	16	—	—	1
Consumer	—	—	3	—	—	—
Total	$4,687	$—	$8,339	$1,519	$54	$313

December 31, 2011

With no valuation reserve:
Commercial real estate	$1,313	$—	$2,519	$—	$66	$116
Commercial, financial and agricultural	16	—	542	—	29	35
Commercial construction	—	—	176	—	—	11
One to four family residential real estate	608	—	1,727	—	—	99
Consumer construction	—	—	4	—	—	—
Consumer	—	—	2	—	—	—

With a valuation reserve:
Commercial real estate	$1,049	$2,400	$807	$700	$20	$31
Commercial, financial and agricultural	1,095	—	282	173	—	14
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	1,389	103	1,121	150	3	56
Consumer construction	20	—	9	4	—	1
Consumer	—	—	—	—	—	—

Total:
Commercial real estate	$2,362	$2,400	$3,326	$700	$86	$147
Commercial, financial and agricultural	1,111	—	824	173	29	49
Commercial construction	—	—	176	—	—	11
One to four family residential real estate	1,997	103	2,848	150	3	155
Consumer construction	20	—	13	4	—	1
Consumer	—	—	2	—	—	—
Total	$5,490	$2,503	$7,189	$1,027	$118	$363

A summary of past due loans at December 31, is as follows (dollars in thousands):

	2012			2011
	30-89 days	90+ days		30-89 days	90+ days
	Past Due	Past Due/		Past Due	Past Due/
	(accruing)	Nonaccrual	Total	(accruing)	Nonaccrual	Total

Commercial real estate	$575	$3,071	$3,646	$15	$2,362	$2,377
Commercial, financial and agricultural	71	436	507	137	1,111	1,248
Commercial construction	—	675	675	—	—	—
One to four family residential real estate	291	505	796	188	1,997	2,185
Consumer construction	—	—	—	—	20	20
Consumer	14	—	14	14	—	14

Total past due loans	$951	$4,687	$5,638	$354	$5,490	$5,844

A roll-forward of nonaccrual activity during the year ended December 31, 2012 (dollars in thousands):

		Commercial,		One to four
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Consumer	Total

NONACCRUAL

Beginning balance	$2,362	$1,111	$—	$1,997	$20	$—	$5,490

Principal payments	(1,569)	(1,385)	—	(1,068)	—	—	(4,022)
Charge-offs	(463)	—	—	(387)	(5)	(3)	(858)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	(675)	—	—	(662)	(15)	—	(1,352)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	3,377	716	675	617	—	3	5,388
Other	39	(6)	—	8	—		41

Ending balance	$3,071	$436	$675	$505	$—	$—	$4,687

A roll-forward of nonaccrual activity during the year ended December 31, 2011 (dollars in thousands):

		Commercial,		One to four
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Consumer	Total

NONACCRUAL

Beginning balance	$3,522	$760	$458	$1,129	$52	$—	$5,921

Principal payments	(1,458)	(767)	(14)	(47)	—	—	(2,286)
Charge-offs	(1,950)	(557)	(62)	(601)	—	(27)	(3,197)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	(1,203)	(262)	(382)	(1,948)	(53)	—	(3,848)
Transfers to accruing	(892)	—	—	—	—	—	(892)
Transfers from accruing	4,301	1,938	—	3,273	20	27	9,559
Other	42	(1)	—	191	1	—	233

Ending balance	$2,362	$1,111	$—	$1,997	$20	$—	$5,490

Troubled Debt Restructuring

Troubled debt restructurings (“TDR”) are determined on a loan-by-loan basis.  Generally, restructurings are related to interest rate reductions, loan term extensions and short term payment forbearance as means to maximize collectability of troubled credits.  If a portion of the TDR loan is uncollectible (including forgiveness of principal), the uncollectible amount will be charged off against the allowance at the time of the restructuring.  In general, a borrower must make at least six consecutive timely payments before the Corporation would consider a return of a restructured loan to accruing status in accordance with FDIC guidelines regarding restoration of credits to accrual status.

The Corporation has, in accordance with generally accepted accounting principles and per recently enacted accounting standard updates, evaluated all loan modifications to determine the fair value impact of the underlying asset.  The carrying amount of the loan is compared to the expected payments to be received, discounted at the loan’s original rate, or for collateral dependent loans, to the fair value of the collateral.

A summary of troubled debt restructurings that occurred during the years ended December 31 is as follows (dollars in thousands):

	2012		2011
	Number of	Recorded	Number of	Recorded
	Modifications	Investment	Modifications	Investment

Commercial real estate	3	$4,614	1	$2,400
Commercial, financial and agricultural	1	1,221	—	—
Commercial construction	3	860	—	—
One to four family residential real estate	1	102	—	—
Consumer construction	—	—	—	—
Consumer	—	—	—	—

Total troubled debt restructurings	8	$6,797	1	$2,400

A roll-forward of troubled debt restructuring during the year ended December 31, 2012 (dollars in thousands):

		Commercial,		One to four	Consumer and
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Total

ACCRUING

Beginning balance	$2,400	$—	$—	$103	$—	$2,503

Principal payments	(84)	—	(2)	(1)	—	(87)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	3,695	1,221	860	—	—	5,776
Transferred out of TDR	—	—	—	—	—	—
Transfers to nonaccrual	(2,400)	—	—	—	—	(2,400)

Ending Balance	$3,611	$1,221	$858	$102	$—	$5,792

NONACCRUAL

Beginning balance	$—	$—	$—	$—	$—	$—

Principal payments	(432)	—	—	—	—	(432)
Charge-offs	(772)	—	—	—	—	(772)
Advances	47	—	—	—	—	47
New restructured	919	—	—	102	—	1,021
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	2,400	—	—	—	—	2,400

Ending Balance	$2,162	$—	$—	$102	$—	$2,264

TOTALS

Beginning balance	$2,400	$—	$—	$103	$—	$2,503

Principal payments	(516)	—	(2)	(1)	—	(519)
Charge-offs	(772)	—	—	—	—	(772)
Advances	47	—	—	—	—	47
New restructured	4,614	1,221	860	102	—	6,797
Transfers out of TDRs	—	—	—	—	—	—
Tansfers to nonaccrual	(2,400)	—	—	—	—	(2,400)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	2,400	—	—	—	—	2,400

Ending Balance	$5,773	$1,221	$858	$204	$—	$8,056

A roll-forward of troubled debt restructuring during the year ended December 31, 2011 (dollars in thousands):

		Commercial,		One to four	Consumer and
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Total

ACCRUING

Beginning balance	$4,537	$—	$—	$105	$—	$4,642

Principal payments	—	—	—	(2)	—	(2)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	2,400	—	—	—	—	2,400
Transferred out of TDRs	(582)	—	—	—	—	(582)
Transfers to nonaccrual	(3,955)	—	—	—	—	(3,955)

Ending Balance	$2,400	$—	$—	$103	$—	$2,503

NONACCRUAL

Beginning balance	$—	$—	$—	$—	$—	$—

Principal payments	—	—	—	—	—	—
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$—	$—	$—	$—	$—	$—

TOTALS

Beginning balance	$4,537	$—	$—	$105	$—	$4,642

Principal payments	—	—	—	(2)	—	(2)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	2,400	—	—	—	—	2,400
Transfers out of TDRs	(582)	—	—	—	—	(582)
Transfers to nonaccrual	(3,955)	—	—	—	—	(3,955)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$2,400	$—	$—	$103	$—	$2,503

Insider Loans

The Bank, in the ordinary course of business, grants loans to the Corporation’s executive officers and directors, including their families and firms in which they are principal owners. Activity in such loans is summarized below (dollars in thousands):

	2012	2011

Loans outstanding, January 1	$8,827	$9,532
New loans	3,911	933
Net activity on revolving lines of credit	233	69
Repayment	(1,674)	(1,707)

Loans outstanding, December 31	$11,297	$8,827

There were no loans to related-parties classified substandard as of December 31, 2012 and 2011.  In addition to the outstanding balances above, there were unfunded commitments of $.058 million to related parties at December 31, 2012.

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

NOTE 5 — PREMISES AND EQUIPMENT

Details of premises and equipment at December 31 are as follows (dollars in thousands):

	2012	2011

Land	$2,062	$1,811
Buildings and improvements	13,151	12,141
Furniture, fixtures, and equipment	5,916	4,933
Construction in progress	19	196
Total cost basis	21,148	19,081
Less - accumulated depreciation	10,515	9,454

Net book value	$10,633	$9,627

Depreciation of premises and equipment charged to operating expenses amounted to $1.092 million in 2012, $1.067 million in 2011, and $1.098 million in 2010.

OTHER REAL ESTATE HELD FOR SALE	12 Months Ended
Dec. 31, 2012
OTHER REAL ESTATE HELD FOR SALE
OTHER REAL ESTATE HELD FOR SALE

NOTE 6 — OTHER REAL ESTATE HELD FOR SALE

An analysis of other real estate held for sale for the years ended December 31 is as follows (dollars in thousands):

	2012	2011

Balance, January 1	$3,162	$5,562
Other real estate transferred from loans due to foreclosure	1,352	4,194
Other real estate sold	(775)	(5,457)
Writedowns of other real estate held for sale	(496)	(855)
Loss on other real estate held for sale	(31)	(282)

Balance, December 31	$3,212	$3,162

DEPOSITS	12 Months Ended
Dec. 31, 2012
DEPOSITS
DEPOSITS

NOTE 7 — DEPOSITS

The distribution of deposits at December 31 is as follows (dollars in thousands):

	2012	2011

Noninterest bearing	$67,652	$51,273
NOW, money market, checking	155,465	152,563
Savings	13,829	14,203
CDs <$100,000	135,550	130,685
CDs >$100,000	24,355	23,229
Brokered	37,706	32,836

Total deposits	$434,557	$404,789

Maturities of non-brokered time deposits outstanding at December 31, 2012 are as follows (dollars in thousands):

2013	$71,289
2014	43,892
2015	18,900
2016	23,827
2017	1,997
Thereafter	—

Total	$159,905

MORTGAGE SERVICING RIGHTS	12 Months Ended
Dec. 31, 2012
MORTGAGE SERVICING RIGHTS
MORTGAGE SERVICING RIGHTS

NOTE 8 — MORTGAGE SERVICING RIGHTS

Mortgage servicing rights (“MSRs”) are recorded when loans are sold in the secondary market with servicing retained.  As of December 31, 2012, the Corporation had obligations to service approximately $97 million of residential first mortgage loans.  The valuation is based upon the net present value of the projected revenues over the expected life of the loans being serviced, as reduced by estimated internal costs to service these loans.  The fair value of the capitalized servicing rights approximates the carrying value.  The key economic assumptions used in determining the fair value of the mortgage servicing rights include an annual constant prepayment speed of 15.90 months and a discount rate of 7.50% for December 31, 2012.

The following summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances (dollars in thousands):

	December 31,	December 31,
	2012	2011

Balance at beginning of period	$400	$—
Additions from loans sold with servicing retained	344	415
Amortization	(106)	(15)

Book value of MSRs at end of period	$638	$400

BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS
BORROWINGS

NOTE 9 — BORROWINGS

Borrowings consist of the following at December 31 (dollars in thousands):

	2012	2011

Federal Home Loan Bank fixed rate advances at December 31, 2012 with a weighted average rate of 1.82% maturing in 2013, 2014 and 2016	$35,000	$35,000
USDA Rural Development, fixed-rate note payable, maturing August 24, 2024 interest payable at 1%	925	997

	$35,925	$35,997

The Federal Home Loan Bank borrowings are collateralized at December 31, 2012 by the following:  a collateral agreement on the Corporation’s one to four family residential real estate loans with a book value of approximately $42.231 million; mortgage related and municipal securities with an amortized cost and estimated fair value of $6.770 million and $7.136 million, respectively; and Federal Home Loan Bank stock owned by the Bank totaling $3.060 million.  Prepayment of the advances is subject to the provisions and conditions of the credit policy of the Federal Home Loan Bank of Indianapolis in effect as of December 31, 2012.

The USDA Rural Development borrowing is collateralized by loans totaling $.152 million originated and held by the Corporation’s wholly owned subsidiary, First Rural Relending and an assignment of a demand deposit account in the amount of $.857 million, and guaranteed by the Corporation.

Maturities and principal payments of borrowings outstanding at December 31, 2012 are as follows (dollars in thousands):

2013	$10,073
2014	10,074
2015	74
2016	15,075
2017	76
Thereafter	553

Total	$35,925

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

NOTE 10 — INCOME TAXES

The components of the federal income tax provision (credit) for the years ended December 31 are as follows (dollars in thousands):

	2012	2011	2010

Current tax expense (benefit)	$—	$314	$—
Change in valuation allowance	(3,000)	—	(2,136)
Deferred tax expense (benefit)	2,078	784	(1,364)

Provision for (benefit of) income taxes	$(922)	$1,098	$(3,500)

A summary of the source of differences between income taxes at the federal statutory rate and the provision (credit) for income taxes for the years ended December 31 is as follows (dollars in thousands):

	2012	2011	2010

Tax expense at statutory rate	$2,096	$1,127	$(1,332)
Increase (decrease) in taxes resulting from:
Tax-exempt interest	(49)	(59)	(73)
Change in valuation allowance	(3,000)	—	(2,136)
Other	31	30	41

Provision for (benefit of) income taxes, as reported	$(922)	$1,098	$(3,500)

Deferred income taxes are provided for the temporary differences between the financial reporting and tax bases of the Corporation’s assets and liabilities. The major components of net deferred tax assets at December 31 are as follows (dollars in thousands):

	2012	2011
Deferred tax assets:
NOL carryforward	$7,149	$9,073
Allowance for loan losses	1,774	1,785
Alternative Minimum Tax Credit	1,463	1,463
OREO Tax basis > book basis	1,025	1,050
Tax credit carryovers	672	672
Deferred compensation	185	217
Stock compensation	265	172
Depreciation	174	225
Intangible assets	60	77
Other	170	110

Total deferred tax assets	12,937	14,844

Valuation allowance	$(3,010)	$(6,010)

Deferred tax liabilities:
FHLB stock dividend	(103)	(103)
Unrealized gain on securities	(476)	(168)
Mortgage servicing rights	(217)	(136)
Total deferred tax liabilities	(796)	(407)

Net deferred tax asset	$9,131	$8,427

A valuation allowance is provided against deferred tax assets when it is more likely than not that some or all of the deferred tax asset will not be realized.  The Corporation, as of December 31, 2012 had a net operating loss and tax credit carryforwards for tax purposes of approximately $21.235 million, and $2.136 million, respectively.  The Corporation will continue to evaluate the future benefits from these carryforwards and at such time as it becomes “more likely than not” that they would be utilized prior to expiration will recognize the additional benefits as an adjustment to the valuation allowance.  The net operating loss carryforwards expire twenty years from the date they originated.  These carryforwards, if not utilized, will begin to expire in the year 2023.  A portion of the NOL, approximately $8.4 million, and all of the credit carryforwards are subject to the limitations for utilization as set forth in Section 382 of the Internal Revenue Code.  The annual limitation is $1.404 million for the NOL and the equivalent value of tax credits, which is approximately $.476 million.  These limitations for use were established in conjunction with the recapitalization of the Corporation in December 2004.

The Corporation recognized a deferred tax benefit of approximately $.922 million for the year ended December 31, 2012 and a deferred tax liability of $1.098 million for the year ended December 31, 2011.  The valuation allowance at December 31, 2012 was approximately $3.0 million.  The Corporation reduced the valuation allowance by $3.0 million at June 30, 2012 since it was determined that it was “more likely than not” that these benefits would be realized.  The Corporation made this determination after a thorough review of projected earnings and the composition and sustainability of those earnings over the projected tax carryover period.  This analysis substantiated the ability to utilize these deferred tax assets.  Management evaluated the deferred tax valuation allowance as of December 31, 2012 and determined that an adjustment to the valuation allowance was not warranted. The Corporation will continue to evaluate the future benefits from these carryforwards and at such time as it becomes “more likely than not” that they would be utilized prior to expiration will recognize the additional benefits as an adjustment to the valuation allowance.

OPERATING LEASES	12 Months Ended
Dec. 31, 2012
OPERATING LEASES
OPERATING LEASES

NOTE 11 — OPERATING LEASES

The Corporation currently maintains three operating leases for office locations.  The first operating lease, for our location in Birmingham, was originated in September 2005 and had an original term of 66 months with an option to renew for an additional five year period.  The original term of this was extended during 2011 for an additional three year term.

The second operating lease, for a second location in Manistique, was executed in April 2010, the terms of which began at that time.  The original term of this lease is three years and will automatically renew and extend for four additional consecutive terms of two years each.

The third operating lease, for a loan production office in Traverse City, was executed in May 2012, the terms of which began in August 2012.  The original term of this lease is three years with options for two consecutive renewal terms of three years each.

Future minimum payments, by year and in the aggregate, under the initial terms of the operating lease agreements, consist of the following (dollars in thousands):

2013	$249
2014	190
2015	34

Total	$473

Rent expense for all operating leases amounted to $269,000 in 2012, $260,000 in 2011, and $270,000 in 2010.

RETIREMENT PLAN	12 Months Ended
Dec. 31, 2012
RETIREMENT PLAN
RETIREMENT PLAN

NOTE 12 — RETIREMENT PLAN

The Corporation has established a 401(k) profit sharing plan.  Employees who have completed three months of service and attained the age of 18 are eligible to participate in the plan.  Eligible employees can elect to have a portion, not to exceed 80%, of their annual compensation paid into the plan.  In addition, the Corporation may make discretionary contributions into the plan.  Retirement plan contributions charged to operations totaled $161,000, $125,000, and $110,000 in 2012, 2011, and 2010, respectively.

DEFERRED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2012
DEFERRED COMPENSATION PLAN
DEFERRED COMPENSATION PLAN

NOTE 13 — DEFERRED COMPENSATION PLAN

Prior to the recapitalization in 2004, as an incentive to retain key members of management and directors, the Corporation established a deferred compensation plan, with benefits based on the number of years the individuals have served the Corporation.  This plan was discontinued and no longer applies to current officers and directors.  A liability was recorded on a present value basis and discounted using the rates in effect at the time the deferred compensation agreement was entered into.  The liability may change depending upon changes in long-term interest rates.  The liability at December 31, 2012 and 2011, for vested benefits under this plan, was $.545 million and $.638 million, respectively.  These benefits were originally contracted to be paid over a ten to fifteen-year period.  The final payment is scheduled to occur in 2023.  The deferred compensation plan is unfunded; however, the Bank maintains life insurance policies on the majority of the plan participants.  The cash surrender value of the policies was $1.545 million and $1.626 million at December 31, 2012 and 2011, respectively.  Deferred compensation expense for the plan was $30,000, $35,000, and $43,000 for 2012, 2011, and 2010, respectively.

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2012
REGULATORY MATTERS
REGULATORY MATTERS

NOTE 14 — REGULATORY MATTERS

The Corporation is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory—and possibly additional discretionary—actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation must meet specific capital guidelines that involve quantitative measures of the Corporation’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Corporation’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets.  Management has determined that, as of December 31, 2012, the Corporation is well capitalized.

To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the table.  In addition, federal banking regulators have established capital classifications beyond the minimum requirements in order to risk-rate deposit insurance premiums and to provide trigger points for prompt corrective action.

The Corporation’s and the Bank’s actual capital and ratios compared to generally applicable regulatory requirements as of December 31 are as follows (dollars in thousands):

	Actual		Adequacy Purposes			Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
2012

Total capital to risk weighted assets:
Consolidated	$69,573	14.9%	>$	37,283	>8.0%	N/A		N/A
mBank	$56,879	12.2%	>$	37,262	>8.0%	>$	46,577	10.0%

Tier 1 capital to risk weighted assets:
Consolidated	$64,355	13.8%	>$	18,642	>4.0%	N/A		N/A
mBank	$51,701	11.1%	>$	18,631	>4.0%	>$	27,946	6.0%

Tier 1 capital to average assets:
Consolidated	$64,355	12.0%	>$	21,486	>4.0%	N/A		N/A
mBank	$51,701	9.6%	>$	21,481	>4.0%	>$	26,851	5.0%

2011

Total capital to risk weighted assets:
Consolidated	$53,604	12.9%	> $	33,314	> 8.0%	N/A		N/A
mBank	$49,551	11.9%	> $	33,309	> 8.0%	> $	41,637	10.0%

Tier 1 capital to risk weighted assets:
Consolidated	$48,398	11.6%	> $	16,657	> 4.0%	N/A		N/A
mBank	$44,346	10.7%	> $	16,655	> 4.0%	> $	24,982	6.0%

Tier 1 capital to average assets:
Consolidated	$48,398	10.1%	> $	19,205	> 4.0%	N/A		N/A
mBank	$44,346	9.2%	> $	19,196	> 4.0%	> $	23,995	5.0%

STOCK COMPENSATION PLANS	12 Months Ended
Dec. 31, 2012
STOCK COMPENSATION PLANS
STOCK COMPENSATION PLANS

NOTE 15 — STOCK COMPENSATION PLANS

On May 22, 2012, the Company’s shareholders approved the Mackinac Financial Corporation 2012 Incentive Compensation Plan, under which current and prospective employees, non-employee directors and consultants may be awarded incentive stock options, non-statutory stock options, shares of restricted stock units (“RSUs”), or stock appreciation rights.  The aggregate number of shares of the Company’s common stock issuable under the plan is 757,848.

The Corporation also has three various stock compensation plans which are now expired.  One plan was approved during 2000 and applied to officers, employees, and nonemployee directors.  This plan was amended as a part of the December 2004 stock offering and recapitalization.  The amendment, approved by shareholders, increased the shares available under this plan by 428,587 shares from the original 25,000 (adjusted for the 1:20 reverse stock split), to a total authorized share balance of 453,587.   The other two plans, one for officers and employees and the other for nonemployee directors, were approved in 1997.  A total of 30,000 shares (adjusted for the 1:20 split), were made available for grant under these plans.  Options under all of the plans were granted at the discretion of a committee of the Corporation’s Board of Directors.  Options to purchase shares of the Corporation’s stock were granted at a price equal to the market price of the stock at the date of grant.  The committee determined the vesting of the options when they were granted as established under the plan.

The Corporation, in August 2012, granted 148,500 Restricted Stock Units (“RSU’s”) to members of the Board of Directors and Management.  These RSU’s were granted at a market value of $7.91 and will vest equally over a four year term.  In exchange for the grant of RSU’s various previously issued stock option awards were surrendered.  The RSUs were awarded at no cost to the employee and vest ratably over a four-year period.  Compensation cost to be recognized over the four —year vesting period, net of income tax, is $.775 million.  As of December 31, 2012, none of the RSUs were vested and unrecognized compensation expense, net of income tax, was $.709 million.

A summary of stock option transactions for the years ended December 31 is as follows:

	2012	2011

Outstanding shares at beginning of year	392,152	394,072
Granted during the year	—	—
Exercised during the year	—	—
Expired / forfeited during the year	—	(1,920)
Surrendered/exchanged for restricted stock	(150,000)	—

Outstanding shares at end of year	242,152	392,152

Exercisable shares at end of year	126,361	148,861

Weighted average exercise price per share at end of year	$9.88	$10.27

Shares available for grant at end of year	—	—

Following is a summary of the options outstanding and exercisable at December 31, 2012:

				Weighted
				Average
				Remaining
Exercise	Number of Shares			Contractual
Price	Outstanding	Exercisable	Unvested Options	Life-Years

$9.16	2,500	1,000	1,500	2.96
$9.75	217,152	120,861	96,291	1.96
$10.65	12,500	2,500	10,000	2.75
$12.00	10,000	2,000	8,000	2.46

	242,152	126,361	115,791	2.10

Options issued since the Corporation’s recapitalization in December of 2004 call for 20% immediate vesting upon issue and subsequent vesting to occur over a two to five year period, based upon the market value appreciation of the underlying Corporation’s stock.  Compensation related to these options was expensed based upon the vesting period without consideration given to market value appreciation.  There are no future compensation expenses related to existing option programs.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 16 — SHAREHOLDERS’ EQUITY

In August 2012 the corporation consummated the previously announced $7.000 million rights offering and the investment by Steinhardt Capital Investors, LLLP (“SCI”) by issuing 2,140,123 shares of common stock for net proceeds of $11.506 million.  Also, in August 2012, the Corporation exited the TARP Capital Purchase Program (“CPP”) when the Corporations 11,000 Series A Preferred Shares, issued in April, 2009 to the U.S. Treasury, were publically offered and sold.  The Corporation repurchased the 379,310 of Common Stock Warrants issued to the U.S. Treasury under the CPP in December, 2012 for $1.3 million.

Participation in the TARP Capital Purchase Program

On April 24, 2009, the Corporation entered into and closed a Letter Agreement, including the Securities Purchase Agreement-Standard Terms (collectively, the “Securities Purchase Agreement”), related to the CPP.  Pursuant to the Securities Purchase Agreement, the Corporation issued and sold to the Treasury (i) 11,000 shares of the Corporation’s Series A Preferred Shares, and (ii) a 10-year Warrant to purchase 379,310 shares of the Corporation’s Common Shares, at an exercise price of $4.35 per share (subject to certain anti-dilution and other adjustments), for aggregate proceeds of $11.000 million in cash.

Amounts recorded for Preferred Stock and Warrant Common Stock were estimated based on an allocation of the total proceeds from the issuance on the relative fair values of both instruments.  Fair value of the Preferred Stock was determined based on assumptions regarding the discount rate (market rate) on the Preferred Stock (estimated 12%).  Fair value of the Warrant Common Stock is based on the value of the underlying Preferred Stock based on an estimate for a three year term.  The allocation of the proceeds received resulted in the recording of a discount on the Preferred Stock and a premium on the Warrant Common Stock.  The discount on the preferred was accreted on an effective yield basis over a three-year term.  The allocated carrying value of the Preferred Stock and Warrant Common Stock on the date of issuance (based on their relative fair values) was $10.382 million and $.618 million, respectively.  Cumulative dividends on the Preferred Stock are payable at 5% annum for the first five years and at a rate of 9% per annum thereafter on the liquidation preference of $1,000 per share.  The Company is prohibited from paying any dividend with respect to shares of common stock unless all accrued and unpaid dividends are paid in full on the Preferred Stock for all past dividend periods.  The Preferred Stock is non-voting, other than class voting rights on matters that could adversely affect the Preferred Stock.  The Preferred Stock was auctioned by the Treasury in 2012 and is now held by various investors.  The Preferred Stock may be redeemed at any time with regulatory approval.

COMMITMENTS, CONTINGENCIES, AND CREDIT RISK	12 Months Ended
Dec. 31, 2012
COMMITMENTS, CONTINGENCIES, AND CREDIT RISK
COMMITMENTS, CONTINGENCIES, AND CREDIT RISK

NOTE 17 - COMMITMENTS, CONTINGENCIES, AND CREDIT RISK

Financial Instruments with Off-Balance-Sheet Risk

The Corporation is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the consolidated balance sheets.

The Corporation’s exposure to credit loss, in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit, is represented by the contractual amount of those instruments.

The Corporation uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. These commitments at December 31 are as follows (dollars in thousands):

	2012	2011
Commitments to extend credit:
Variable rate	$39,782	$28,495
Fixed rate	18,427	15,453
Standby letters of credit - Variable rate	2,879	3,523
Credit card commitments - Fixed rate	3,060	3,019

	$64,148	$50,490

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The Corporation evaluates each customer’s creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Corporation upon extension of credit, is based on management’s credit evaluation of the party.  Collateral held varies, but may include accounts receivable, inventory, property, plant and equipment, and income-producing commercial properties.

Standby letters of credit are conditional commitments issued by the Corporation to guarantee the performance of a customer to a third party.  Those guarantees are primarily issued to support public and private borrowing arrangements.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  The commitments are structured to allow for 100% collateralization on all standby letters of credit.

Credit card commitments are commitments on credit cards issued by the Corporation’s subsidiary and serviced by other companies.  These commitments are unsecured.

Legal Proceedings and Contingencies

At December 31, 2012, there were no pending material legal proceedings to which the Corporation is a party or to which any of its property was subject, except for proceedings which arise in the ordinary course of business.  In the opinion of management, pending legal proceedings will not have a material effect on the consolidated financial position or results of operations of the Corporation.

Concentration of Credit Risk

The Bank grants commercial, residential, agricultural, and consumer loans throughout Michigan.  The Bank’s most prominent concentration in the loan portfolio relates to commercial real estate loans to operators of nonresidential buildings.  This concentration at December 31, 2012 represents $95.151 million, or 27.75%, compared to $75.391 million, or 24.22%, of the commercial loan portfolio on December 31, 2011.  The remainder of the commercial loan portfolio is diversified in such categories as hospitality and tourism, real estate agents and managers, new car dealers, gaming, petroleum, forestry, agriculture, and construction.  Due to the diversity of the Bank’s locations, the ability of debtors of residential and consumer loans to honor their obligations is not tied to any particular economic sector.

FAIR VALUE	12 Months Ended
Dec. 31, 2012
FAIR VALUE
FAIR VALUE

NOTE 18 - FAIR VALUE

Fair value estimates, methods, and assumptions are set forth below for the Corporation’s financial instruments:

Cash, cash equivalents, and interest-bearing deposits- The carrying values approximate the fair values for these assets.

Securities- Fair values are based on quoted market prices where available.  If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Federal Home Loan Bank stock — Federal Home Loan Bank stock is carried at cost, which is its redeemable value and approximates its fair value, since the market for this stock is limited.

Loans - Fair values are estimated for portfolios of loans with similar financial characteristics.  Loans are segregated by type such as commercial, residential mortgage, and other consumer.  The fair value of loans is calculated by discounting scheduled cash flows using discount rates reflecting the credit and interest rate risk inherent in the loan.

The methodology in determining fair value of nonaccrual loans is to average them into the blended interest rate at 0% interest.  This has the effect of decreasing the carrying amount below the risk-free rate amount and, therefore, discounts the estimated fair value.

Impaired loans are measured at the estimated fair value of the expected future cash flows at the loan’s effective interest rate or the fair value of the collateral for loans which are collateral dependent.  Therefore, the carrying values of impaired loans approximate the estimated fair values for these assets.

Deposits- The fair value of deposits with no stated maturity, such as noninterest-bearing demand deposits and savings, is equal to the amount payable on demand at the reporting date.  The fair value of time deposits is based on the discounted value of contractual cash flows applying interest rates currently being offered on similar time deposits.

Borrowings - Rates currently available for debt with similar terms and remaining maturities are used to estimate the fair value of existing debt.  The fair value of borrowed funds due on demand is the amount payable at the reporting date.

Accrued interest - The carrying amount of accrued interest approximates fair value.

Off-balance-sheet instruments - The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the current interest rates, and the present creditworthiness of the counterparties.  Since the differences in the current fees and those reflected to the off-balance-sheet instruments at year-end are immaterial, no amounts for fair value are presented.

The following table presents information for financial instruments at December 31 (dollars in thousands):

		December 31, 2012		December 31, 2011
	Level in Fair	Carrying	Estimated	Carrying	Estimated
	Value Hierarchy	Amount	Fair Value	Amount	Fair Value

Financial assets:
Cash and cash equivalents	Level 1	$26,961	$26,961	$34,070	$34,070
Interest-bearing deposits	Level 2	10	10	10	10
Securities available for sale	Level 2	43,799	43,799	38,727	38,727
Federal Home Loan Bank stock	Level 2	3,060	3,060	3,060	3,060
Net loans	Level 2	443,959	439,239	395,995	394,463
Accrued interest receivable	Level 2	1,319	1,319	1,261	1,261

Total financial assets		$519,108	$514,388	$473,123	$471,591

Financial liabilities:
Deposits	Level 2	$434,557	$434,227	$404,789	$404,821
Borrowings	Level 2	35,925	35,729	35,997	35,634
Accrued interest payable	Level 2	214	214	202	202

Total financial liabilties		$470,696	$470,170	$440,988	$440,657

Limitations- Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument.  These estimates do not reflect any premium or discount that could result from offering for sale at one time the Corporation’s entire holdings of a particular financial instrument.  Because no market exists for a significant portion of the Corporation’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors.  These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.  Changes in assumptions could significantly affect the estimates.  Fair value estimates are based on existing on-and off-balance-sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments.  Significant assets and liabilities that are not considered financial assets or liabilities include premises and equipment, other assets, and other liabilities.  In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

The following is information about the Corporation’s assets and liabilities measured at fair value on a recurring basis at December 31, 2012 and the valuation techniques used by the Corporation to determine those fair values.

Level 1:     In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.

Level 2:     Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly.  These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3:     Level 3 inputs are unobservable inputs, including inputs available in situations where there is little, if any,     market activity for the related asset or liability.

The fair value of all investment securities at December 31, 2012 and December 31, 2011 were based on level 2 inputs.  There are no other assets or liabilities measured on a recurring basis at fair value.  For additional information regarding investment securities, please refer to “Note 3 — Investment Securities.”

The Corporation had no Level 3 assets or liabilities on a recurring basis as of December 31, 2012 or December 31, 2011.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation.  The Corporation’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

The Corporation also has assets that under certain conditions are subject to measurement at fair value on a non-recurring basis.  These assets include loans and other real estate held for sale.  The Corporation has estimated the fair values of these assets using Level 3 inputs, specifically discounted cash flow projections.

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2012

		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable	Total Losses for
	Balance at	for Identical Assets	Inputs	Inputs	Year Ended
(dollars in thousands)	December 31, 2012	(Level 1)	(Level 2)	(Level 3)	December 31, 2012
Assets

Impaired loans	$4,687	$—	$—	$4,687	$1,151
Other real estate held for sale	3,212	—	—	3,212	489

					$1,640

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2011

		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable	Total Losses for
	Balance at	for Identical Assets	Inputs	Inputs	Year Ended
(dollars in thousands)	December 31, 2011	(Level 1)	(Level 2)	(Level 3)	December 31, 2011
Assets

Impaired loans	$7,993	$—	$—	$7,993	$3,200
Other real estate held for sale	3,162	—	—	3,162	1,137

					$4,337

The Corporation had no investments subject to fair value measurement on a nonrecurring basis.

Impaired loans categorized as Level 3 assets consist of non-homogeneous loans that are considered impaired.  The Corporation estimates the fair value of the loans based on the present value of expected future cash flows using management’s best estimate of key assumptions.  These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals).

PARENT COMPANY ONLY FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2012
PARENT COMPANY ONLY FINANCIAL STATEMENTS
PARENT COMPANY ONLY FINANCIAL STATEMENTS

NOTE 19 - PARENT COMPANY ONLY FINANCIAL STATEMENTS

BALANCE SHEETS

December 31, 2012 and 2011

(Dollars in Thousands)

	2012	2011

ASSETS
Cash and cash equivalents	$12,943	$4,301
Investment in subsidiaries	59,854	51,381
Other assets	117	245

TOTAL ASSETS	$72,914	$55,927

LIABILITIES AND SHAREHOLDERS’ EQUITY

Other liabilities	$466	$664
Shareholders’ equity:
Preferred stock - no par value:
Authorized 500,000 shares, 11,000 shares issued and outstanding	11,000	10,921
Common stock and additional paid in capital - no par value
Authorized 18,000,000 shares
Issued and outstanding - 5,559,859 and 3,419,736 shares respectively	53,797	43,525
Retained earnings	6,727	492
Accumulated other comprehensive income	924	325

Total shareholders’ equity	72,448	55,263

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$72,914	$55,927

STATEMENTS OF OPERATIONS

Years Ended December 31, 2012, 2011, and 2010

(Dollars in Thousands)

	2012	2011	2010
INCOME:
Interest income	$3	$3	$11

Total income	$3	$3	$11

EXPENSES:
Salaries and benefits	280	180	218
Professional service fees	562	245	136
Other	340	223	147

Total expenses	1,182	648	501

Income (loss) before income taxes and equity in undistributed net income (loss) of subsidiaries	(1,179)	(645)	(490)

Provision for (benefit of) income taxes	(393)	(211)	—

(Loss) before equity in undistributed net income (loss) of subsidiaries	(786)	(434)	(490)

Equity in undistributed net income of subsidiaries	7,873	2,652	72

Net income (loss)	7,087	2,218	(418)

Preferred dividend and accretion of discount	629	766	742

NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$6,458	$1,452	$(1,160)

STATEMENTS OF CASH FLOWS

Years Ended December 31, 2012, 2011, and 2010

(Dollars in Thousands)

	2012	2011	2010

Cash Flows from Operating Activities:
Net income (loss)	$7,087	$2,218	$(418)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net (income) of subsidiaries	(7,873)	(2,652)	(72)
Increase in capital from stock compensation	66	—	32
Change in other assets	92	29	31
Change in other liabilities	(163)	(97)	(149)
Net cash (used in) operating activities	(791)	(502)	(576)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	11,506	—	—
Purchase of common stock warrants	(1,300)	—	—
Dividend on preferred stock	(550)	(551)	(550)
Dividend on common stock	(223)	—	—
Investments in subsidiaries	—	—	(1,000)
Net cash (used in) provided by financing activities	9,433	(551)	(1,550)

Net increase (decrease) in cash and cash equivalents	8,642	(1,053)	(2,126)
Cash and cash equivalents at beginning of period	4,301	5,354	7,480

Cash and cash equivalents at end of period	$12,943	$4,301	$5,354

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation and its wholly owned subsidiaries, mBank (the “Bank”) and other minor subsidiaries, after elimination of intercompany transactions and accounts.

Nature of Operations

Nature of Operations

The Corporation’s and the Bank’s revenues and assets are derived primarily from banking activities. The Bank’s primary market area is the Upper Peninsula, the northern portion of the Lower Peninsula of Michigan, and Oakland County in Lower Michigan.   The Bank provides to its customers commercial, real estate, agricultural, and consumer loans, as well as a variety of traditional deposit products. A portion, less than 1.0% of the Bank’s commercial loan portfolio consists of leases to commercial and governmental entities, which are secured by various types of equipment. These leases are dispersed geographically throughout the country. Less than 1.0% of the Corporation’s business activity is with Canadian customers and denominated in Canadian dollars.

While the Corporation’s chief decision makers monitor the revenue streams of the various Corporation products and services, operations are managed and financial performance is evaluated on a Corporation-wide basis. Accordingly, all of the Corporation’s banking operations are considered by management to be aggregated in one reportable operating segment.

Use of Estimates in Preparation of Financial Statements

Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of investment securities, the valuation of foreclosed real estate, deferred tax assets, and mortgage servicing rights.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, noninterest-bearing deposits in correspondent banks, and federal funds sold. Generally, federal funds are purchased and sold for one-day periods.

Securities

Securities

The Corporation’s securities are classified and accounted for as securities available for sale. These securities are stated at fair value. Premiums and discounts are recognized in interest income using the interest method over the period to maturity. Unrealized holding gains and losses on securities available for sale are reported as accumulated other comprehensive income within shareholders’ equity until realized.  When it is determined that securities or other investments are impaired and the impairment is other than temporary, an impairment loss is recognized in earnings and a new basis in the affected security is established.  Gains and losses on the sale of securities are recorded on the trade date and determined using the specific-identification method.

Federal Home Loan Bank Stock

Federal Home Loan Bank Stock

As a member of the Federal Home Loan Bank (FHLB) system, the Bank is required to hold stock in the FHLB based on the anticipated level of borrowings to be advanced.  This stock is recorded at cost, which approximates fair value.  Transfer of the stock is substantially restricted.

Interest Income and Fees on Loans

Interest Income and Fees on Loans

Interest income on loans is reported on the level-yield method and includes amortization of deferred loan fees and costs over the loan term.  Net loan commitment fees or costs for commitment periods greater than one year are deferred and amortized into fee income or other expense on a straight-line basis over the commitment period.  The accrual of interest on loans is discontinued when, in the opinion of management, it is probable that the borrower may be unable to meet payments as they become due as well as when required by regulatory provisions.  Upon such discontinuance, all unpaid accrued interest is reversed.  Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured.  Interest income on impaired and nonaccrual loans is recorded on a cash basis.

Mortgage Servicing Rights

Mortgage Servicing Rights

Servicing assets are recognized as separate assets when rights are acquired through purchase or through sale of financial assets.  Capitalized servicing rights are reported in other assets and are amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.  Servicing assets are evaluated for impairment based on the fair value of the rights compared to amortized cost.  Impairment is determined by using prices for similar assets with similar characteristics, such as interest rates and terms.  Fair value is determined by using prices for similar assets with similar characteristics, when available, or based on discounted cash flows using market-based assumptions.  Impairment is recognized through a valuation allowance for an individual stratum, to the extent that fair value is less than the capitalized amount for the stratum.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses includes specific allowances related to commercial loans which have been judged to be impaired. A loan is impaired when, based on current information, it is probable that the Corporation will not collect all amounts due in accordance with the contractual terms of the loan agreement. These specific allowances are based on discounted cash flows of expected future payments using the loan’s initial effective interest rate or the fair value of the collateral if the loan is collateral dependent.

The Corporation also has a general allowance for loan losses for loans not considered impaired. The allowance for loan losses is maintained at a level which management believes is adequate to provide for probable loan losses. Management periodically evaluates the adequacy of the allowance using the Corporation’s past loan loss experience, known and inherent risks in the portfolio, composition of the portfolio, current economic conditions, and other factors. The allowance does not include the effects of expected losses related to future events or future changes in economic conditions. This evaluation is inherently subjective since it requires material estimates that may be susceptible to significant change. Loans are charged against the allowance for loan losses when management believes the collectability of the principal is unlikely. In addition, various regulatory agencies periodically review the allowance for loan losses. These agencies may require additions to the allowance for loan losses based on their judgments of collectability.

In management’s opinion, the allowance for loan losses is adequate to cover probable losses relating to specifically identified loans, as well as probable losses inherent in the balance of the loan portfolio as of the balance sheet date.

Troubled Debt Restructuring

Troubled Debt Restructuring

Troubled debt restructuring of loans is undertaken to improve the likelihood that the loan will be repaid in full under the modified terms in accordance with a reasonable repayment schedule.  All modified loans are evaluated to determine whether the loans should be reported as a Troubled Debt Restructure (TDR).  A loan is a TDR when the Corporation, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower by modifying or renewing a loan that the Corporation would not otherwise consider. To make this determination, the Corporation must determine whether (a) the borrower is experiencing financial difficulties and (b) the Corporation granted the borrower a concession. This determination requires consideration of all of the facts and circumstances surrounding the modification.  An overall general decline in the economy or some deterioration in a borrower’s financial condition does not automatically mean the borrower is experiencing financial difficulties.

Other Real Estate Held for Sale

Other Real Estate Held for Sale

Other real estate held for sale consists of assets acquired through, or in lieu of, foreclosure and other long-lived assets to be disposed of by sale, whether previously held and used or newly acquired.  Other real estate held for sale is initially recorded at the lower of cost or fair value, less costs to sell, establishing a new cost basis.  Valuations are periodically performed by management, and the assets’ carrying values are adjusted to the lower of cost basis or fair value less costs to sell.  Impairment losses are recognized for any initial or subsequent write-downs.  Net revenue and expenses from operations of other real estate held for sale are included in other expense.

Premises and Equipment

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation.  Maintenance and repair costs are charged to expense as incurred.  Gains or losses on disposition of premises and equipment are reflected in income.  Depreciation is computed on the straight-line method over the estimated useful lives of the assets.

Stock Compensation Plans

Stock Compensation Plans

On May 22, 2012, the Company’s shareholders approved the Mackinac Financial Corporation 2012 Incentive Compensation Plan, under which current and prospective employees, non-employee directors and consultants may be awarded incentive stock options, non-statutory stock options, shares of restricted stock units (“RSUs”), or stock appreciation rights.  The aggregate number of shares of the Company’s common stock issuable under the plan is 757,848.

The Corporation sponsors three stock option plans.  One plan was approved during 2000 and applies to officers, employees, and nonemployee directors.  This plan was amended as a part of the December 2004 stock offering and recapitalization.  The amendment, approved by shareholders, increased the shares available under this plan by 428,587 shares from the original 25,000 (adjusted for the 1:20 reverse stock split), to a total authorized share balance of 453,587.   The other two plans, one for officers and employees and the other for nonemployee directors, were approved in 1997.  A total of 30,000 shares (adjusted for the 1:20 split), were made available for grant under these plans.  Options under all of the plans are granted at the discretion of a committee of the Corporation’s Board of Directors.  Options to purchase shares of the Corporation’s stock were granted at a price equal to the market price of the stock at the date of grant.  The committee determined the vesting of the options when they were granted as established under the plan.  No new options may be issued under the plans.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) is composed of unrealized gains and losses on securities available for sale, net of tax.

Earnings per Common Share

Earnings per Common Share

Earnings per share are based upon the weighted average number of shares outstanding.  The issuance of shares as a result of stock options, restricted stock units and common stock warrants issued under the TARP Capital Purchase Program is shown in the table below.  The common stock warrants were retired in December 2012.

The following shows the computation of basic and diluted earnings per share for the year ended December 31, 2012, 2011 and 2010 (dollars in thousands, except per share data):

	Year Ended December 31,
	2012	2011	2010

Net income (loss)	$7,087	$2,218	$(418)
Preferred stock dividends and accretion of discount	629	766	742
Net income (loss) available to common shareholders	$6,458	$1,452	$(1,160)

Weighted average shares outstanding	4,285,043	3,419,736	3,419,736
Effect of dilutive stock options, vesting of restricted stock units, and common stock warrants outstanding	—	80,468	60,161
Diluted weighted average shares outstanding	4,285,043	3,500,204	3,479,897
Income (loss) per common share:
Basic	$1.51	$.42	$(.34)
Diluted	$1.51	$.41	$(.34)

The effect of dilutive common stock warrants was not taken into account when calculating the loss per share in 2010, since it was anti-dilutive.

Income Taxes

Income Taxes

Deferred income taxes have been provided under the liability method.  Deferred tax assets and liabilities are determined based upon the difference between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates which will be in effect when these differences are expected to reverse. Deferred tax expense (benefit) is the result of changes in the deferred tax asset and liability.  A valuation allowance is provided against deferred tax assets when it is more likely than not that some or all of the deferred asset will not be realized.

Off-Balance-Sheet Financial Instruments

Off-Balance-Sheet Financial Instruments

In the ordinary course of business, the Corporation has entered into off-balance-sheet financial instruments consisting of commitments to extend credit, commitments under credit card arrangements, commercial letters of credit, and standby letters of credit.  For letters of credit, the Corporation recognizes a liability for the fair market value of the obligations it assumes under that guarantee.

Recent Developments

Recent Developments

During 2012, the Corporation adopted new guidance related to the presentation of comprehensive income in the financial statements.  Among other changes, the new guidance eliminated the option to only present comprehensive income in the statement of equity.  The Corporation has elected to report comprehensive income in a separate statement of comprehensive income that begins with net income.  The change in presentation has been applied retrospectively and the 2011 financial statements have been restated to conform to the new presentation method.  Other than the change in presentation of comprehensive income and related disclosures, the new guidance did not have a material effect on the financial statements.

In 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.  This update applies to all creditors, both public and non-public, and was introduced to provide clarification surrounding troubled debt restructurings (“TDR”).  The primary characteristics that previously caused a restructuring to qualify as a TDR still exist: (1) the restructuring constitutes a concession to the borrower and (2) the borrower is experiencing financial difficulties.  The update provides additional details and examples to provide clarity surrounding these items.  The update also prohibits the use of the effective interest rate test when determining whether the restructuring constitutes a concession.  The update is effective for annual reporting periods ending on or after December 15, 2012 (therefore, December 31, 2012, for the Corporation).  Lastly, the disclosure requirements set forth by ASU 2010-20 regarding troubled debt restructurings, and later deferred by ASU 2011-1 until December 31, 2012 for the Corporation, are included in Note 4, “Loans”.  Other than the additional disclosures, these updates did not have a significant impact on the financial statements.

In 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This update to Fair Value Measurement (Topic 820) results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments in this update explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. However, this update does require expanded disclosure related to the nature and significance of inputs that are used in estimating and measuring the fair value of financial instruments. The amendments in this update are to be applied prospectively and are effective for annual reporting periods beginning after December 15, 2011 (therefore, December 31, 2012, for the Corporation).  This update did not have a significant impact on the financial statements.

Reclassifications	Reclassifications Certain amounts in the 2011 and 2010 consolidated financial statements have been reclassified to conform to the 2012 presentation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule showing the computation of basic and diluted earnings per share

The following shows the computation of basic and diluted earnings per share for the year ended December 31, 2012, 2011 and 2010 (dollars in thousands, except per share data):

	Year Ended December 31,
	2012	2011	2010

Net income (loss)	$7,087	$2,218	$(418)
Preferred stock dividends and accretion of discount	629	766	742
Net income (loss) available to common shareholders	$6,458	$1,452	$(1,160)

Weighted average shares outstanding	4,285,043	3,419,736	3,419,736
Effect of dilutive stock options, vesting of restricted stock units, and common stock warrants outstanding	—	80,468	60,161
Diluted weighted average shares outstanding	4,285,043	3,500,204	3,479,897
Income (loss) per common share:
Basic	$1.51	$.42	$(.34)
Diluted	$1.51	$.41	$(.34)

INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT SECURITIES
Schedule of carrying value and estimated fair value of securities available for sale

The carrying value and estimated fair value of securities available for sale are as follows (dollars in thousands):

	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
December 31, 2012

Corporate	$18,763	$237	$(23)	$18,977
US Agencies	10,267	137	—	10,404
US Agencies - MBS	7,962	412	—	8,374
Obligations of states and political subdivisions	5,407	637	—	6,044

Total securities available for sale	$42,399	$1,423	$(23)	$43,799

December 31, 2011

US Agencies - MBS	$11,111	$387	$—	$11,498
US Agencies	10,407	168	—	10,575
Corporate	8,314	—	(136)	8,178
Obligations of states and political subdivisions	5,448	110	(2)	5,556
Other asset backed	2,954	—	(34)	2,920

Total securities available for sale	$38,234	$665	$(172)	$38,727

Schedule of securities with gross unrealized losses aggregated by investment category and length of time these individual securities have been in a loss position

Following is information pertaining to securities with gross unrealized losses at December 31, 2012 and 2011 aggregated by investment category and length of time these individual securities have been in a loss position (dollars in thousands):

	Less Than Twelve Months		Over Twelve Months
	Gross		Gross
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
December 31, 2012

Corporate	$(23)	$5,566	$—	$—
US Agencies - MBS	—	—	—	—
Obligations of states and political subdivisions	—	—	—	—

Total securities available for sale	$(23)	$5,566	$—	$—

December 31, 2011

US Agencies - MBS	$—	$2,920	—	—
Corporate	(136)	8,178	—	—
Obligations of states and political subdivisions	—	—	(2)	250

Total securities available for sale	$(136)	$11,098	$(2)	$250

Summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses

Following is a summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses for the years ended December 31 (dollars in thousands):

	2012	2011	2010

Proceeds from sales and calls	$2,601	$76	$8,302
Gross gains on sales	—	—	216
Gross (losses) on sales and calls	—	(1)	(1)

Schedule of carrying value and estimated fair value of securities available for sale by contractual maturity

The carrying value and estimated fair value of securities available for sale at December 31, 2012, by contractual maturity, are shown below (dollars in thousands):

	Amortized	Estimated
	Cost	Fair Value

Due in one year or less	$7,569	$7,629
Due after one year through five years	22,411	22,745
Due after five years through ten years	—	—
Due after ten years	4,457	5,051
Subtotal	34,437	35,425
US Agencies - MBS	7,962	8,374

Total	$42,399	$43,799

LOANS (Tables)	12 Months Ended
Dec. 31, 2012
LOANS
Schedule of composition of loans

The composition of loans at December 31 is as follows (dollars in thousands):

	2012	2011

Commercial real estate	$244,966	$199,201
Commercial, financial, and agricultural	80,646	92,269
One to four family residential real estate	87,948	77,332
Construction :
Consumer	7,465	5,774
Commerical	17,229	19,745
Consumer	10,923	6,925

Total loans	$449,177	$401,246

Schedule of the allowance for loan losses

An analysis of the allowance for loan losses for the years ended December 31 is as follows (dollars in thousands):

	2012	2011	2010

Balance, January 1	$5,251	$6,613	$5,225
Recoveries on loans previously charged off	278	138	374
Loans charged off	(1,256)	(3,800)	(5,486)
Provision	945	2,300	6,500

Balance, December 31	$5,218	$5,251	$6,613

Schedule of breakdown of the allowance for loan losses and recorded balances in loans

A breakdown of the allowance for loan losses and recorded balances in loans at December 31, 2012 is as follows (dollars in thousands):

		Commercial,		One to four
	Commercial	financial and	Commercial	family residential	Consumer
	real estate	agricultural	construction	real estate	construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251
Charge-offs	(729)	(40)	(6)	(399)	—	(82)	—	(1,256)
Recoveries	52	201	—	7	—	18	—	278
Provision	1,121	(548)	(76)	258	—	64	126	945
Ending balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	$5,218

Loans:
Ending balance	$244,966	$80,646	$17,229	$87,948	$7,465	$10,923	$—	$449,177
Ending balance ALLR	(3,267)	(692)	(125)	(980)	—	—	(154)	(5,218)
Net loans	$241,699	$79,954	$17,104	$86,968	$7,465	$10,923	$(154)	$443,959

Ending balance ALLR:
Individually evaluated	$1,662	$155	$10	$112	$—	$—	$—	$1,939
Collectively evaluated	1,605	537	115	868	—	—	154	3,279
Total	$3,267	$692	$125	$980	$—	$—	$154	$5,218

Ending balance Loans:
Individually evaluated	$22,910	$6,070	$858	$796	$—	$—	$—	$30,634
Collectively evaluated	222,056	74,576	16,371	87,152	7,465	10,923	—	418,543
Total	$244,966	$80,646	$17,229	$87,948	$7,465	$10,923	$—	$449,177

A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2011 is as follows (dollars in thousands):

		Commercial,		One to four
	Commercial	financial and	Commercial	family residential	Consumer
	real estate	agricultural	construction	real estate	construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613
Charge-offs	(2,267)	(579)	(412)	(490)	—	(52)	—	(3,800)
Recoveries	32	21	75	1	—	9	—	138
Provision	1,598	619	155	(19)	—	43	(96)	2,300
Ending balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Loans:
Ending balance	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246
Ending balance ALLR	(2,823)	(1,079)	(207)	(1,114)	—	—	(28)	(5,251)
Net loans	$196,378	$91,190	$19,538	$76,218	$5,774	$6,925	$(28)	$395,995

Ending balance ALLR:
Individually evaluated	$926	$160	$—	$114	$—	$—	$—	$1,200
Collectively evaluated	1,897	919	207	1,000	—	—	28	4,051
Total	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Ending balance Loans:
Individually evaluated	$13,628	$1,707	$—	$1,930	$—	$—	$—	$17,265
Collectively evaluated	185,573	90,562	19,745	75,402	5,774	6,925	—	383,981
Total	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246

A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2010 is as follows (dollars in thousands):

		Commercial,		One to four
	Commercial	financial and	Commercial	family residential	Consumer
	real estate	agricultural	construction	real estate	construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,284	$1,135	$386	$23	$—	$13	$384	$5,225
Charge-offs	(2,426)	(1,804)	(720)	(416)	—	(9)	(111)	(5,486)
Recoveries	18	260	67	—	—	15	14	374
Provision	2,584	1,427	656	2,015	—	(19)	(163)	6,500
Ending balance ALLR	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613

Loans:
Ending balance	$194,859	$68,858	$33,330	$75,074	$5,682	$5,283	$—	$383,086
Ending balance ALLR	(3,460)	(1,018)	(389)	(1,622)	—	—	(124)	(6,613)
Net loans	$191,399	$67,840	$32,941	$73,452	$5,682	$5,283	$(124)	$376,473

Ending balance ALLR:
Individually evaluated	$1,601	$330	$39	$696	$—	$—	$—	$2,666
Collectively evaluated	1,859	688	350	926	—	—	124	3,947
Total	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613

Ending balance Loans:
Individually evaluated	$18,610	$2,696	$2,437	$5,238	$—	$—	$—	$28,981
Collectively evaluated	176,249	66,162	30,893	69,836	5,682	5,283	—	354,105
Total	$194,859	$68,858	$33,330	$75,074	$5,682	$5,283	$—	$383,086

Schedule of breakdown of loans by risk category

Below is a breakdown of loans by risk category as of December 31, 2012 (dollars in thousands):

	(1)	(2)	(3)	(4)	(5)	(6)	(7)	Rating
	Excellent	Good	Average	Acceptable	Sp. Mention	Substandard	Doubtful	Unassigned	Total

Commercial real estate	$4,807	$20,491	$84,164	$113,379	$16,754	$5,189	$182	$—	$244,966
Commercial, financial and agricultural	5,026	3,936	23,821	41,785	4,296	1,782	—	—	80,646
Commercial construction	—	1,038	5,103	5,784	759	1,077	—	3,468	17,229
One-to-four family residential real estate	—	1,969	3,635	4,791	—	646	—	76,907	87,948
Consumer construction	—	—	—	—	—	—	—	7,465	7,465
Consumer	—	359	71	257	—	6	—	10,230	10,923

Total loans	$9,833	$27,793	$116,794	$165,996	$21,809	$8,700	$182	$98,070	$449,177

Below is a breakdown of loans by risk category as of December 31, 2011 (dollars in thousands)

	(1)	(2)	(3)	(4)	(5)	(6)	(7)	Rating
	Excellent	Good	Average	Acceptable	Sp. Mention	Substandard	Doubtful	Unassigned	Total

Commercial real estate	$3,083	$16,946	$47,154	$118,259	$5,198	$7,642	$919	$—	$199,201
Commercial, financial and agricultural	4,416	7,875	17,738	60,498	201	1,541	—	—	92,269
Commercial construction	209	552	4,542	10,415	313	20	—	3,694	19,745
One-to-four family residential real estate	—	—	3,359	5,910	2,023	—	—	66,040	77,332
Consumer construction	—	—	—	—	—	—	—	5,774	5,774
Consumer	—	—	105	599	—	—	—	6,221	6,925

Total loans	$7,708	$25,373	$72,898	$195,681	$7,735	$9,203	$919	$81,729	$401,246

Summary of impaired loans and their effect on interest income

The following is a summary of impaired loans and their effect on interest income (dollars in thousands):

					Interest Income	Interest Income
	Nonaccrual	Accrual	Average	Related	Recognized	on
	Basis	Basis	Investment	Valuation Reserve	During Impairment	Accrual Basis
December 31, 2012

With no valuation reserve:
Commercial real estate	$132	$—	$1,550	$—	$—	$37
Commercial, financial and agricultural	—	—	1,063	—	—	19
Commercial construction	675	—	675	—	—	15
One to four family residential real estate	230	—	1,074	—	—	41
Consumer construction	—	—	16	—	—	1
Consumer	—	—	3	—	—	—

With a valuation reserve:
Commercial real estate	$2,939	$—	$3,173	$1,315	$54	$177
Commercial, financial and agricultural	436	—	504	109	—	17
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	275	—	281	95	—	6
Consumer construction	—	—	—	—	—	—
Consumer	—	—	—	—	—	—

Total:
Commercial real estate	$3,071	$—	$4,723	$1,315	$54	$214
Commercial, financial and agricultural	436	—	1,567	109	—	36
Commercial construction	675	—	675	—	—	15
One to four family residential real estate	505	—	1,355	95	—	47
Consumer construction	—	—	16	—	—	1
Consumer	—	—	3	—	—	—
Total	$4,687	$—	$8,339	$1,519	$54	$313

December 31, 2011

With no valuation reserve:
Commercial real estate	$1,313	$—	$2,519	$—	$66	$116
Commercial, financial and agricultural	16	—	542	—	29	35
Commercial construction	—	—	176	—	—	11
One to four family residential real estate	608	—	1,727	—	—	99
Consumer construction	—	—	4	—	—	—
Consumer	—	—	2	—	—	—

With a valuation reserve:
Commercial real estate	$1,049	$2,400	$807	$700	$20	$31
Commercial, financial and agricultural	1,095	—	282	173	—	14
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	1,389	103	1,121	150	3	56
Consumer construction	20	—	9	4	—	1
Consumer	—	—	—	—	—	—

Total:
Commercial real estate	$2,362	$2,400	$3,326	$700	$86	$147
Commercial, financial and agricultural	1,111	—	824	173	29	49
Commercial construction	—	—	176	—	—	11
One to four family residential real estate	1,997	103	2,848	150	3	155
Consumer construction	20	—	13	4	—	1
Consumer	—	—	2	—	—	—
Total	$5,490	$2,503	$7,189	$1,027	$118	$363

Summary of past due loans

A summary of past due loans at December 31, is as follows (dollars in thousands):

	2012			2011
	30-89 days	90+ days		30-89 days	90+ days
	Past Due	Past Due/		Past Due	Past Due/
	(accruing)	Nonaccrual	Total	(accruing)	Nonaccrual	Total

Commercial real estate	$575	$3,071	$3,646	$15	$2,362	$2,377
Commercial, financial and agricultural	71	436	507	137	1,111	1,248
Commercial construction	—	675	675	—	—	—
One to four family residential real estate	291	505	796	188	1,997	2,185
Consumer construction	—	—	—	—	20	20
Consumer	14	—	14	14	—	14

Total past due loans	$951	$4,687	$5,638	$354	$5,490	$5,844

Schedule of roll-forward of nonaccrual activity

A roll-forward of nonaccrual activity during the year ended December 31, 2012 (dollars in thousands):

		Commercial,		One to four
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Consumer	Total

NONACCRUAL

Beginning balance	$2,362	$1,111	$—	$1,997	$20	$—	$5,490

Principal payments	(1,569)	(1,385)	—	(1,068)	—	—	(4,022)
Charge-offs	(463)	—	—	(387)	(5)	(3)	(858)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	(675)	—	—	(662)	(15)	—	(1,352)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	3,377	716	675	617	—	3	5,388
Other	39	(6)	—	8	—		41

Ending balance	$3,071	$436	$675	$505	$—	$—	$4,687

A roll-forward of nonaccrual activity during the year ended December 31, 2011 (dollars in thousands):

		Commercial,		One to four
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Consumer	Total

NONACCRUAL

Beginning balance	$3,522	$760	$458	$1,129	$52	$—	$5,921

Principal payments	(1,458)	(767)	(14)	(47)	—	—	(2,286)
Charge-offs	(1,950)	(557)	(62)	(601)	—	(27)	(3,197)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	(1,203)	(262)	(382)	(1,948)	(53)	—	(3,848)
Transfers to accruing	(892)	—	—	—	—	—	(892)
Transfers from accruing	4,301	1,938	—	3,273	20	27	9,559
Other	42	(1)	—	191	1	—	233

Ending balance	$2,362	$1,111	$—	$1,997	$20	$—	$5,490

Summary of troubled debt restructurings

A summary of troubled debt restructurings that occurred during the years ended December 31 is as follows (dollars in thousands):

	2012		2011
	Number of	Recorded	Number of	Recorded
	Modifications	Investment	Modifications	Investment

Commercial real estate	3	$4,614	1	$2,400
Commercial, financial and agricultural	1	1,221	—	—
Commercial construction	3	860	—	—
One to four family residential real estate	1	102	—	—
Consumer construction	—	—	—	—
Consumer	—	—	—	—

Total troubled debt restructurings	8	$6,797	1	$2,400

Schedule of roll-forward of troubled debt restructurings

A roll-forward of troubled debt restructuring during the year ended December 31, 2012 (dollars in thousands):

		Commercial,		One to four	Consumer and
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Total

ACCRUING

Beginning balance	$2,400	$—	$—	$103	$—	$2,503

Principal payments	(84)	—	(2)	(1)	—	(87)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	3,695	1,221	860	—	—	5,776
Transferred out of TDR	—	—	—	—	—	—
Transfers to nonaccrual	(2,400)	—	—	—	—	(2,400)

Ending Balance	$3,611	$1,221	$858	$102	$—	$5,792

NONACCRUAL

Beginning balance	$—	$—	$—	$—	$—	$—

Principal payments	(432)	—	—	—	—	(432)
Charge-offs	(772)	—	—	—	—	(772)
Advances	47	—	—	—	—	47
New restructured	919	—	—	102	—	1,021
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	2,400	—	—	—	—	2,400

Ending Balance	$2,162	$—	$—	$102	$—	$2,264

TOTALS

Beginning balance	$2,400	$—	$—	$103	$—	$2,503

Principal payments	(516)	—	(2)	(1)	—	(519)
Charge-offs	(772)	—	—	—	—	(772)
Advances	47	—	—	—	—	47
New restructured	4,614	1,221	860	102	—	6,797
Transfers out of TDRs	—	—	—	—	—	—
Tansfers to nonaccrual	(2,400)	—	—	—	—	(2,400)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	2,400	—	—	—	—	2,400

Ending Balance	$5,773	$1,221	$858	$204	$—	$8,056

A roll-forward of troubled debt restructuring during the year ended December 31, 2011 (dollars in thousands):

		Commercial,		One to four	Consumer and
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Total

ACCRUING

Beginning balance	$4,537	$—	$—	$105	$—	$4,642

Principal payments	—	—	—	(2)	—	(2)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	2,400	—	—	—	—	2,400
Transferred out of TDRs	(582)	—	—	—	—	(582)
Transfers to nonaccrual	(3,955)	—	—	—	—	(3,955)

Ending Balance	$2,400	$—	$—	$103	$—	$2,503

NONACCRUAL

Beginning balance	$—	$—	$—	$—	$—	$—

Principal payments	—	—	—	—	—	—
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	—	—	—	—	—	—
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$—	$—	$—	$—	$—	$—

TOTALS

Beginning balance	$4,537	$—	$—	$105	$—	$4,642

Principal payments	—	—	—	(2)	—	(2)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	2,400	—	—	—	—	2,400
Transfers out of TDRs	(582)	—	—	—	—	(582)
Transfers to nonaccrual	(3,955)	—	—	—	—	(3,955)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$2,400	$—	$—	$103	$—	$2,503

Schedule of activity in insider loans granted to the entity's executive officers and directors, including their families and firms

Activity in such loans is summarized below (dollars in thousands):

	2012	2011

Loans outstanding, January 1	$8,827	$9,532
New loans	3,911	933
Net activity on revolving lines of credit	233	69
Repayment	(1,674)	(1,707)

Loans outstanding, December 31	$11,297	$8,827

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PREMISES AND EQUIPMENT
Schedule of details of premises and equipment

Details of premises and equipment at December 31 are as follows (dollars in thousands):

	2012	2011

Land	$2,062	$1,811
Buildings and improvements	13,151	12,141
Furniture, fixtures, and equipment	5,916	4,933
Construction in progress	19	196
Total cost basis	21,148	19,081
Less - accumulated depreciation	10,515	9,454

Net book value	$10,633	$9,627

OTHER REAL ESTATE HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2012
OTHER REAL ESTATE HELD FOR SALE
Schedule of analysis of other real estate held for sale

An analysis of other real estate held for sale for the years ended December 31 is as follows (dollars in thousands):

	2012	2011

Balance, January 1	$3,162	$5,562
Other real estate transferred from loans due to foreclosure	1,352	4,194
Other real estate sold	(775)	(5,457)
Writedowns of other real estate held for sale	(496)	(855)
Loss on other real estate held for sale	(31)	(282)

Balance, December 31	$3,212	$3,162

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
DEPOSITS
Schedule of distribution of deposits

The distribution of deposits at December 31 is as follows (dollars in thousands):

	2012	2011

Noninterest bearing	$67,652	$51,273
NOW, money market, checking	155,465	152,563
Savings	13,829	14,203
CDs <$100,000	135,550	130,685
CDs >$100,000	24,355	23,229
Brokered	37,706	32,836

Total deposits	$434,557	$404,789

Schedule of maturities of non-brokered time deposits outstanding

Maturities of non-brokered time deposits outstanding at December 31, 2012 are as follows (dollars in thousands):

2013	$71,289
2014	43,892
2015	18,900
2016	23,827
2017	1,997
Thereafter	—

Total	$159,905

MORTGAGE SERVICING RIGHTS (Tables)	12 Months Ended
Dec. 31, 2012
MORTGAGE SERVICING RIGHTS
Summary of mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances

The following summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances (dollars in thousands):

	December 31,	December 31,
	2012	2011

Balance at beginning of period	$400	$—
Additions from loans sold with servicing retained	344	415
Amortization	(106)	(15)

Book value of MSRs at end of period	$638	$400

BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS
Schedule of borrowings

Borrowings consist of the following at December 31 (dollars in thousands):

	2012	2011

Federal Home Loan Bank fixed rate advances at December 31, 2012 with a weighted average rate of 1.82% maturing in 2013, 2014 and 2016	$35,000	$35,000
USDA Rural Development, fixed-rate note payable, maturing August 24, 2024 interest payable at 1%	925	997

	$35,925	$35,997

Schedule of maturities and principal payments of borrowings outstanding

Maturities and principal payments of borrowings outstanding at December 31, 2012 are as follows (dollars in thousands):

2013	$10,073
2014	10,074
2015	74
2016	15,075
2017	76
Thereafter	553

Total	$35,925

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of components of the federal income tax provision (credit)

The components of the federal income tax provision (credit) for the years ended December 31 are as follows (dollars in thousands):

	2012	2011	2010

Current tax expense (benefit)	$—	$314	$—
Change in valuation allowance	(3,000)	—	(2,136)
Deferred tax expense (benefit)	2,078	784	(1,364)

Provision for (benefit of) income taxes	$(922)	$1,098	$(3,500)

Summary of the source of differences between income taxes at the federal statutory rate and the provision (credit) for income taxes

A summary of the source of differences between income taxes at the federal statutory rate and the provision (credit) for income taxes for the years ended December 31 is as follows (dollars in thousands):

	2012	2011	2010

Tax expense at statutory rate	$2,096	$1,127	$(1,332)
Increase (decrease) in taxes resulting from:
Tax-exempt interest	(49)	(59)	(73)
Change in valuation allowance	(3,000)	—	(2,136)
Other	31	30	41

Provision for (benefit of) income taxes, as reported	$(922)	$1,098	$(3,500)

Schedule of major components of net deferred tax assets

Deferred income taxes are provided for the temporary differences between the financial reporting and tax bases of the Corporation’s assets and liabilities. The major components of net deferred tax assets at December 31 are as follows (dollars in thousands):

	2012	2011
Deferred tax assets:
NOL carryforward	$7,149	$9,073
Allowance for loan losses	1,774	1,785
Alternative Minimum Tax Credit	1,463	1,463
OREO Tax basis > book basis	1,025	1,050
Tax credit carryovers	672	672
Deferred compensation	185	217
Stock compensation	265	172
Depreciation	174	225
Intangible assets	60	77
Other	170	110

Total deferred tax assets	12,937	14,844

Valuation allowance	$(3,010)	$(6,010)

Deferred tax liabilities:
FHLB stock dividend	(103)	(103)
Unrealized gain on securities	(476)	(168)
Mortgage servicing rights	(217)	(136)
Total deferred tax liabilities	(796)	(407)

Net deferred tax asset	$9,131	$8,427

OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2012
OPERATING LEASES
Schedule of future minimum payments, by year and in the aggregate, under the initial terms of the operating lease agreements

Future minimum payments, by year and in the aggregate, under the initial terms of the operating lease agreements, consist of the following (dollars in thousands):

2013	$249
2014	190
2015	34

Total	$473

REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
REGULATORY MATTERS
Schedule of the Corporation's and the Bank's actual and capital amounts and ratios compared to generally applicable regulatory requirements

The Corporation’s and the Bank’s actual capital and ratios compared to generally applicable regulatory requirements as of December 31 are as follows (dollars in thousands):

	Actual		Adequacy Purposes			Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
2012

Total capital to risk weighted assets:
Consolidated	$69,573	14.9%	>$	37,283	>8.0%	N/A		N/A
mBank	$56,879	12.2%	>$	37,262	>8.0%	>$	46,577	10.0%

Tier 1 capital to risk weighted assets:
Consolidated	$64,355	13.8%	>$	18,642	>4.0%	N/A		N/A
mBank	$51,701	11.1%	>$	18,631	>4.0%	>$	27,946	6.0%

Tier 1 capital to average assets:
Consolidated	$64,355	12.0%	>$	21,486	>4.0%	N/A		N/A
mBank	$51,701	9.6%	>$	21,481	>4.0%	>$	26,851	5.0%

2011

Total capital to risk weighted assets:
Consolidated	$53,604	12.9%	> $	33,314	> 8.0%	N/A		N/A
mBank	$49,551	11.9%	> $	33,309	> 8.0%	> $	41,637	10.0%

Tier 1 capital to risk weighted assets:
Consolidated	$48,398	11.6%	> $	16,657	> 4.0%	N/A		N/A
mBank	$44,346	10.7%	> $	16,655	> 4.0%	> $	24,982	6.0%

Tier 1 capital to average assets:
Consolidated	$48,398	10.1%	> $	19,205	> 4.0%	N/A		N/A
mBank	$44,346	9.2%	> $	19,196	> 4.0%	> $	23,995	5.0%

STOCK COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
STOCK COMPENSATION PLANS
Summary of stock option transactions

	2012	2011

Outstanding shares at beginning of year	392,152	394,072
Granted during the year	—	—
Exercised during the year	—	—
Expired / forfeited during the year	—	(1,920)
Surrendered/exchanged for restricted stock	(150,000)	—

Outstanding shares at end of year	242,152	392,152

Exercisable shares at end of year	126,361	148,861

Weighted average exercise price per share at end of year	$9.88	$10.27

Shares available for grant at end of year	—	—

Summary of the options outstanding and exercisable

Following is a summary of the options outstanding and exercisable at December 31, 2012:

				Weighted
				Average
				Remaining
Exercise	Number of Shares			Contractual
Price	Outstanding	Exercisable	Unvested Options	Life-Years

$9.16	2,500	1,000	1,500	2.96
$9.75	217,152	120,861	96,291	1.96
$10.65	12,500	2,500	10,000	2.75
$12.00	10,000	2,000	8,000	2.46

	242,152	126,361	115,791	2.10

COMMITMENTS, CONTINGENCIES, AND CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS, CONTINGENCIES, AND CREDIT RISK
Schedule of commitments

These commitments at December 31 are as follows (dollars in thousands):

	2012	2011
Commitments to extend credit:
Variable rate	$39,782	$28,495
Fixed rate	18,427	15,453
Standby letters of credit - Variable rate	2,879	3,523
Credit card commitments - Fixed rate	3,060	3,019

	$64,148	$50,490

FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE
Schedule presenting information for financial instruments

The following table presents information for financial instruments at December 31 (dollars in thousands):

		December 31, 2012		December 31, 2011
	Level in Fair	Carrying	Estimated	Carrying	Estimated
	Value Hierarchy	Amount	Fair Value	Amount	Fair Value

Financial assets:
Cash and cash equivalents	Level 1	$26,961	$26,961	$34,070	$34,070
Interest-bearing deposits	Level 2	10	10	10	10
Securities available for sale	Level 2	43,799	43,799	38,727	38,727
Federal Home Loan Bank stock	Level 2	3,060	3,060	3,060	3,060
Net loans	Level 2	443,959	439,239	395,995	394,463
Accrued interest receivable	Level 2	1,319	1,319	1,261	1,261

Total financial assets		$519,108	$514,388	$473,123	$471,591

Financial liabilities:
Deposits	Level 2	$434,557	$434,227	$404,789	$404,821
Borrowings	Level 2	35,925	35,729	35,997	35,634
Accrued interest payable	Level 2	214	214	202	202

Total financial liabilties		$470,696	$470,170	$440,988	$440,657

Schedule of fair values of assets using Level 3 inputs

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2012

		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable	Total Losses for
	Balance at	for Identical Assets	Inputs	Inputs	Year Ended
(dollars in thousands)	December 31, 2012	(Level 1)	(Level 2)	(Level 3)	December 31, 2012
Assets

Impaired loans	$4,687	$—	$—	$4,687	$1,151
Other real estate held for sale	3,212	—	—	3,212	489

					$1,640

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2011

		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable	Total Losses for
	Balance at	for Identical Assets	Inputs	Inputs	Year Ended
(dollars in thousands)	December 31, 2011	(Level 1)	(Level 2)	(Level 3)	December 31, 2011
Assets

Impaired loans	$7,993	$—	$—	$7,993	$3,200
Other real estate held for sale	3,162	—	—	3,162	1,137

					$4,337

PARENT COMPANY ONLY FINANCIAL STATEMENTS (Tables) (PARENT COMPANY)	12 Months Ended
Dec. 31, 2012
PARENT COMPANY
PARENT COMPANY ONLY FINANCIAL STATEMENTS
Balance sheet

BALANCE SHEETS

December 31, 2012 and 2011

(Dollars in Thousands)

	2012	2011

ASSETS
Cash and cash equivalents	$12,943	$4,301
Investment in subsidiaries	59,854	51,381
Other assets	117	245

TOTAL ASSETS	$72,914	$55,927

LIABILITIES AND SHAREHOLDERS’ EQUITY

Other liabilities	$466	$664
Shareholders’ equity:
Preferred stock - no par value:
Authorized 500,000 shares, 11,000 shares issued and outstanding	11,000	10,921
Common stock and additional paid in capital - no par value
Authorized 18,000,000 shares
Issued and outstanding - 5,559,859 and 3,419,736 shares respectively	53,797	43,525
Retained earnings	6,727	492
Accumulated other comprehensive income	924	325

Total shareholders’ equity	72,448	55,263

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$72,914	$55,927

Statements of operations

STATEMENTS OF OPERATIONS

Years Ended December 31, 2012, 2011, and 2010

(Dollars in Thousands)

	2012	2011	2010
INCOME:
Interest income	$3	$3	$11

Total income	$3	$3	$11

EXPENSES:
Salaries and benefits	280	180	218
Professional service fees	562	245	136
Other	340	223	147

Total expenses	1,182	648	501

Income (loss) before income taxes and equity in undistributed net income (loss) of subsidiaries	(1,179)	(645)	(490)

Provision for (benefit of) income taxes	(393)	(211)	—

(Loss) before equity in undistributed net income (loss) of subsidiaries	(786)	(434)	(490)

Equity in undistributed net income of subsidiaries	7,873	2,652	72

Net income (loss)	7,087	2,218	(418)

Preferred dividend and accretion of discount	629	766	742

NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$6,458	$1,452	$(1,160)

Statements of cash flows

STATEMENTS OF CASH FLOWS

Years Ended December 31, 2012, 2011, and 2010

(Dollars in Thousands)

	2012	2011	2010

Cash Flows from Operating Activities:
Net income (loss)	$7,087	$2,218	$(418)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net (income) of subsidiaries	(7,873)	(2,652)	(72)
Increase in capital from stock compensation	66	—	32
Change in other assets	92	29	31
Change in other liabilities	(163)	(97)	(149)
Net cash (used in) operating activities	(791)	(502)	(576)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	11,506	—	—
Purchase of common stock warrants	(1,300)	—	—
Dividend on preferred stock	(550)	(551)	(550)
Dividend on common stock	(223)	—	—
Investments in subsidiaries	—	—	(1,000)
Net cash (used in) provided by financing activities	9,433	(551)	(1,550)

Net increase (decrease) in cash and cash equivalents	8,642	(1,053)	(2,126)
Cash and cash equivalents at beginning of period	4,301	5,354	7,480

Cash and cash equivalents at end of period	$12,943	$4,301	$5,354

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	May 22, 2012 2012 Incentive Compensation Plan	Dec. 31, 2004 Plan approved in 2000	Dec. 31, 2012 Plan approved in 2000 item	Dec. 31, 2004 Plans approved in 1997	Dec. 31, 2012 Plans approved in 1997 item
Nature of Operations
Maximum secured leases to commercial and government bodies as a percentage of Commercial loan portfolio	1.00%
Maximum percentage of the entity's business activity with Canadian customers denominated in Canadian dollars	1.00%
Number of reportable operating segments	1
Cash and Cash Equivalents
Number of days for which federal funds are purchased and sold	1 day
Interest Income and Fees on Loans
Minimum commitment period required before loan commitment fees or costs are deferred	1 year
Stock Option Compensation Plans
Number of stock option plans	3					1		2
Increase in number of shares authorized					428,587
Shares authorized prior to amendment					25,000
Reverse stock split, conversion ratio					0.05		0.05
Total authorized share balance				757,848	453,587		30,000
Number of new options that may be issued under the plans	0
Computation of basic and diluted earnings per share
Net income (loss) (in dollars)	$ 7,087	$ 2,218	$ (418)
Preferred stock dividends and accretion of discount (in dollars)	629	766	742
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 6,458	$ 1,452	$ (1,160)
Weighted average shares outstanding	4,285,043	3,419,736	3,419,736
Effect of dilutive stock options, vesting of restricted stock units, and common stock warrants outstanding (in shares)		80,468	60,161
Diluted weighted average shares outstanding	4,285,043	3,500,204	3,479,897
Income (loss) per common share:
Basic (in dollars per share)	$ 1.51	$ 0.42	$ (0.34)
Diluted (in dollars per share)	$ 1.51	$ 0.41	$ (0.34)

RESTRICTIONS ON CASH AND CASH EQUIVALENTS (Details) (USD $)	Dec. 31, 2012
RESTRICTIONS ON CASH AND CASH EQUIVALENTS
Restricted cash and cash equivalents	$ 4,049,000
Insured limit of Federal Deposit Insurance Corporation	$ 250,000

INVESTMENT SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 item	Dec. 31, 2011 item
INVESTMENT SECURITIES
Amortized Cost	$ 42,399	$ 38,234
Unrealized Gains	1,423	665
Unrealized Losses	(23)	(172)
Estimated Fair Value	43,799	38,727
Securities with gross unrealized losses aggregated by investment category and length of time the individual securities have been in a loss position
Less Than Twelve Months, Gross Unrealized Losses	(23)	(136)
Less Than Twelve Months, Fair Value	5,566	11,098
Over Twelve Months, Gross Unrealized Losses		(2)
Over Twelve Months, Fair Value		250
Number of securities in an unrealized loss position	1	3
Corporate
INVESTMENT SECURITIES
Amortized Cost	18,763	8,314
Unrealized Gains	237
Unrealized Losses	(23)	(136)
Estimated Fair Value	18,977	8,178
Securities with gross unrealized losses aggregated by investment category and length of time the individual securities have been in a loss position
Less Than Twelve Months, Gross Unrealized Losses	(23)	(136)
Less Than Twelve Months, Fair Value	5,566	8,178
US Agencies
INVESTMENT SECURITIES
Amortized Cost	10,267	10,407
Unrealized Gains	137	168
Estimated Fair Value	10,404	10,575
US Agencies - MBS
INVESTMENT SECURITIES
Amortized Cost	7,962	11,111
Unrealized Gains	412	387
Estimated Fair Value	8,374	11,498
Securities as a percentage of the total portfolio	19.12%	29.69%
Securities with gross unrealized losses aggregated by investment category and length of time the individual securities have been in a loss position
Less Than Twelve Months, Fair Value		2,920
Obligations of states and political subdivisions
INVESTMENT SECURITIES
Amortized Cost	5,407	5,448
Unrealized Gains	637	110
Unrealized Losses		(2)
Estimated Fair Value	6,044	5,556
Securities with gross unrealized losses aggregated by investment category and length of time the individual securities have been in a loss position
Over Twelve Months, Gross Unrealized Losses		(2)
Over Twelve Months, Fair Value		250
Other asset backed
INVESTMENT SECURITIES
Amortized Cost		2,954
Unrealized Losses		(34)
Estimated Fair Value		$ 2,920

INVESTMENT SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses
Proceeds from sales and calls	$ 2,601	$ 76	$ 8,302
Gross gains on sales			216
Gross (losses) on sales and calls		(1)	(1)
Amortized Cost
Due in one year or less	7,569
Due after one year through five years	22,411
Due after ten years	4,457
Subtotal	34,437
US Agencies - MBS	7,962
Total amortized cost	42,399
Estimated Fair Value
Due in one year or less	7,629
Due after one year through five years	22,745
Due after ten years	5,051
Subtotal	35,425
US Agencies - MBS	8,374
Estimated Fair Value	$ 43,799	$ 38,727

LOANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans
Total loans	$ 449,177	$ 401,246	$ 383,086
Changes in the allowance for loan losses
Balance at beginning of period	5,251	6,613	5,225
Recoveries on loans previously charged off	278	138	374
Loans charged off	(1,256)	(3,800)	(5,486)
Provision	945	2,300	6,500
Balance at end of period	5,218	5,251	6,613
Net charge off activity	978	3,662	5,112
Net charge off activity as percentage of average loans outstanding	0.23%	0.94%	1.33%
Commercial real estate
Loans
Total loans	244,966	199,201	194,859
Changes in the allowance for loan losses
Balance at beginning of period	2,823	3,460	3,284
Recoveries on loans previously charged off	52	32	18
Loans charged off	(729)	(2,267)	(2,426)
Provision	1,121	1,598	2,584
Balance at end of period	3,267	2,823	3,460
Commercial, financial, and agricultural
Loans
Total loans	80,646	92,269	68,858
Changes in the allowance for loan losses
Balance at beginning of period	1,079	1,018	1,135
Recoveries on loans previously charged off	201	21	260
Loans charged off	(40)	(579)	(1,804)
Provision	(548)	619	1,427
Balance at end of period	692	1,079	1,018
One to four family residential real estate
Loans
Total loans	87,948	77,332	75,074
Changes in the allowance for loan losses
Balance at beginning of period	1,114	1,622	23
Recoveries on loans previously charged off	7	1
Loans charged off	(399)	(490)	(416)
Provision	258	(19)	2,015
Balance at end of period	980	1,114	1,622
Consumer construction
Loans
Total loans	7,465	5,774	5,682
Commercial construction
Loans
Total loans	17,229	19,745	33,330
Changes in the allowance for loan losses
Balance at beginning of period	207	389	386
Recoveries on loans previously charged off		75	67
Loans charged off	(6)	(412)	(720)
Provision	(76)	155	656
Balance at end of period	125	207	389
Consumer
Loans
Total loans	10,923	6,925	5,283
Changes in the allowance for loan losses
Balance at beginning of period			13
Recoveries on loans previously charged off	18	9	15
Loans charged off	(82)	(52)	(9)
Provision	$ 64	$ 43	$ (19)

LOANS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan loss reserve:
Balance at beginning of period	$ 5,251	$ 6,613	$ 5,225
Charge-offs	(1,256)	(3,800)	(5,486)
Recoveries	278	138	374
Provision	945	2,300	6,500
Balance at end of period	5,218	5,251	6,613
Loans:
Ending balance	449,177	401,246	383,086
Ending balance ALLR	(5,218)	(5,251)	(6,613)
Net loans	443,959	395,995	376,473
Ending balance ALLR:
Individually evaluated	1,939	1,200	2,666
Collectively evaluated	3,279	4,051	3,947
Total	5,218	5,251	6,613
Ending balance Loans:
Individually evaluated	30,634	17,265	28,981
Collectively evaluated	418,543	383,981	354,105
Total Loans	449,177	401,246	383,086
Commercial real estate
Allowance for loan loss reserve:
Balance at beginning of period	2,823	3,460	3,284
Charge-offs	(729)	(2,267)	(2,426)
Recoveries	52	32	18
Provision	1,121	1,598	2,584
Balance at end of period	3,267	2,823	3,460
Loans:
Ending balance	244,966	199,201	194,859
Ending balance ALLR	(3,267)	(2,823)	(3,460)
Net loans	241,699	196,378	191,399
Ending balance ALLR:
Individually evaluated	1,662	926	1,601
Collectively evaluated	1,605	1,897	1,859
Total	3,267	2,823	3,460
Ending balance Loans:
Individually evaluated	22,910	13,628	18,610
Collectively evaluated	222,056	185,573	176,249
Total Loans	244,966	199,201	194,859
Commercial, financial, and agricultural
Allowance for loan loss reserve:
Balance at beginning of period	1,079	1,018	1,135
Charge-offs	(40)	(579)	(1,804)
Recoveries	201	21	260
Provision	(548)	619	1,427
Balance at end of period	692	1,079	1,018
Loans:
Ending balance	80,646	92,269	68,858
Ending balance ALLR	(692)	(1,079)	(1,018)
Net loans	79,954	91,190	67,840
Ending balance ALLR:
Individually evaluated	155	160	330
Collectively evaluated	537	919	688
Total	692	1,079	1,018
Ending balance Loans:
Individually evaluated	6,070	1,707	2,696
Collectively evaluated	74,576	90,562	66,162
Total Loans	80,646	92,269	68,858
Commercial construction
Allowance for loan loss reserve:
Balance at beginning of period	207	389	386
Charge-offs	(6)	(412)	(720)
Recoveries		75	67
Provision	(76)	155	656
Balance at end of period	125	207	389
Loans:
Ending balance	17,229	19,745	33,330
Ending balance ALLR	(125)	(207)	(389)
Net loans	17,104	19,538	32,941
Ending balance ALLR:
Individually evaluated	10		39
Collectively evaluated	115	207	350
Total	125	207	389
Ending balance Loans:
Individually evaluated	858		2,437
Collectively evaluated	16,371	19,745	30,893
Total Loans	17,229	19,745	33,330
One to four family residential real estate
Allowance for loan loss reserve:
Balance at beginning of period	1,114	1,622	23
Charge-offs	(399)	(490)	(416)
Recoveries	7	1
Provision	258	(19)	2,015
Balance at end of period	980	1,114	1,622
Loans:
Ending balance	87,948	77,332	75,074
Ending balance ALLR	(980)	(1,114)	(1,622)
Net loans	86,968	76,218	73,452
Ending balance ALLR:
Individually evaluated	112	114	696
Collectively evaluated	868	1,000	926
Total	980	1,114	1,622
Ending balance Loans:
Individually evaluated	796	1,930	5,238
Collectively evaluated	87,152	75,402	69,836
Total Loans	87,948	77,332	75,074
Consumer construction
Loans:
Ending balance	7,465	5,774	5,682
Net loans	7,465	5,774	5,682
Ending balance Loans:
Collectively evaluated	7,465	5,774	5,682
Total Loans	7,465	5,774	5,682
Consumer
Allowance for loan loss reserve:
Balance at beginning of period			13
Charge-offs	(82)	(52)	(9)
Recoveries	18	9	15
Provision	64	43	(19)
Loans:
Ending balance	10,923	6,925	5,283
Net loans	10,923	6,925	5,283
Ending balance Loans:
Collectively evaluated	10,923	6,925	5,283
Total Loans	10,923	6,925	5,283
Unallocated
Allowance for loan loss reserve:
Balance at beginning of period	28	124	384
Charge-offs			(111)
Recoveries			14
Provision	126	(96)	(163)
Balance at end of period	154	28	124
Loans:
Ending balance ALLR	(154)	(28)	(124)
Net loans	(154)	(28)	(124)
Ending balance ALLR:
Collectively evaluated	154	28	124
Total	$ 154	$ 28	$ 124

LOANS (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Breakdown of loans by risk category
Total loans	$ 449,177	$ 401,246	$ 383,086
Minimum
Breakdown of loans by risk category
Credit risk rating for which reserves are established if no specific reserves made	6
Maximum
Breakdown of loans by risk category
Credit risk rating for which general reserves are established	5
Credit risk rating for which reserves are established if no specific reserves made	7
Commercial real estate
Breakdown of loans by risk category
Total loans	244,966	199,201	194,859
Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	80,646	92,269	68,858
Commercial construction
Breakdown of loans by risk category
Total loans	17,229	19,745	33,330
One to four family residential real estate
Breakdown of loans by risk category
Total loans	87,948	77,332	75,074
Consumer construction
Breakdown of loans by risk category
Total loans	7,465	5,774	5,682
Consumer
Breakdown of loans by risk category
Total loans	10,923	6,925	5,283
Excellent (1)
Breakdown of loans by risk category
Total loans	9,833	7,708
Excellent (1) | Commercial real estate
Breakdown of loans by risk category
Total loans	4,807	3,083
Excellent (1) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	5,026	4,416
Excellent (1) | Commercial construction
Breakdown of loans by risk category
Total loans		209
Good (2)
Breakdown of loans by risk category
Total loans	27,793	25,373
Good (2) | Commercial real estate
Breakdown of loans by risk category
Total loans	20,491	16,946
Good (2) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	3,936	7,875
Good (2) | Commercial construction
Breakdown of loans by risk category
Total loans	1,038	552
Good (2) | One to four family residential real estate
Breakdown of loans by risk category
Total loans	1,969
Good (2) | Consumer
Breakdown of loans by risk category
Total loans	359
Average (3)
Breakdown of loans by risk category
Total loans	116,794	72,898
Average (3) | Commercial real estate
Breakdown of loans by risk category
Total loans	84,164	47,154
Average (3) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	23,821	17,738
Average (3) | Commercial construction
Breakdown of loans by risk category
Total loans	5,103	4,542
Average (3) | One to four family residential real estate
Breakdown of loans by risk category
Total loans	3,635	3,359
Average (3) | Consumer
Breakdown of loans by risk category
Total loans	71	105
Acceptable (4)
Breakdown of loans by risk category
Total loans	165,996	195,681
Acceptable (4) | Commercial real estate
Breakdown of loans by risk category
Total loans	113,379	118,259
Acceptable (4) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	41,785	60,498
Acceptable (4) | Commercial construction
Breakdown of loans by risk category
Total loans	5,784	10,415
Acceptable (4) | One to four family residential real estate
Breakdown of loans by risk category
Total loans	4,791	5,910
Acceptable (4) | Consumer
Breakdown of loans by risk category
Total loans	257	599
Special Mention (5)
Breakdown of loans by risk category
Total loans	21,809	7,735
Special Mention (5) | Commercial real estate
Breakdown of loans by risk category
Total loans	16,754	5,198
Special Mention (5) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	4,296	201
Special Mention (5) | Commercial construction
Breakdown of loans by risk category
Total loans	759	313
Special Mention (5) | One to four family residential real estate
Breakdown of loans by risk category
Total loans		2,023
Substandard (6)
Breakdown of loans by risk category
Total loans	8,700	9,203
Substandard (6) | Commercial real estate
Breakdown of loans by risk category
Total loans	5,189	7,642
Substandard (6) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	1,782	1,541
Substandard (6) | Commercial construction
Breakdown of loans by risk category
Total loans	1,077	20
Substandard (6) | One to four family residential real estate
Breakdown of loans by risk category
Total loans	646
Substandard (6) | Consumer
Breakdown of loans by risk category
Total loans	6
Doubtful (7)
Breakdown of loans by risk category
Total loans	182	919
Doubtful (7) | Commercial real estate
Breakdown of loans by risk category
Total loans	182	919
Rating Unassigned
Breakdown of loans by risk category
Total loans	98,070	81,729
Rating Unassigned | Commercial construction
Breakdown of loans by risk category
Total loans	3,468	3,694
Rating Unassigned | One to four family residential real estate
Breakdown of loans by risk category
Total loans	76,907	66,040
Rating Unassigned | Consumer construction
Breakdown of loans by risk category
Total loans	7,465	5,774
Rating Unassigned | Consumer
Breakdown of loans by risk category
Total loans	$ 10,230	$ 6,221

LOANS (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impaired Loans
Number of days past due to be considered as nonperforming loans	90 days
Average investment
Total	$ 8,339	$ 7,189
Related Valuation Reserve	1,519	1,027
Interest Income Recognized During Impairment
Total	54	118
Interest Income on Accrual Basis
Total	313	363
Nonaccrual Basis
Recorded investment
Total	4,687	5,490
Accrual Basis
Recorded investment
Total		2,503
Commercial real estate
Average investment
With no valuation reserve	1,550	2,519
With a valuation reserve	3,173	807
Total	4,723	3,326
Related Valuation Reserve	1,315	700
Interest Income Recognized During Impairment
With no valuation reserve		66
With a valuation reserve	54	20
Total	54	86
Interest Income on Accrual Basis
With no valuation reserve	37	116
With a valuation reserve	177	31
Total	214	147
Commercial real estate | Nonaccrual Basis
Recorded investment
With no valuation reserve	132	1,313
With a valuation reserve	2,939	1,049
Total	3,071	2,362
Commercial real estate | Accrual Basis
Recorded investment
With a valuation reserve		2,400
Total		2,400
Commercial, financial, and agricultural
Average investment
With no valuation reserve	1,063	542
With a valuation reserve	504	282
Total	1,567	824
Related Valuation Reserve	109	173
Interest Income Recognized During Impairment
With no valuation reserve		29
Total		29
Interest Income on Accrual Basis
With no valuation reserve	19	35
With a valuation reserve	17	14
Total	36	49
Commercial, financial, and agricultural | Nonaccrual Basis
Recorded investment
With no valuation reserve		16
With a valuation reserve	436	1,095
Total	436	1,111
Commercial construction
Average investment
With no valuation reserve	675	176
Total	675	176
Interest Income on Accrual Basis
With no valuation reserve	15	11
Total	15	11
Commercial construction | Nonaccrual Basis
Recorded investment
With no valuation reserve	675
Total	675
One to four family residential real estate
Average investment
With no valuation reserve	1,074	1,727
With a valuation reserve	281	1,121
Total	1,355	2,848
Related Valuation Reserve	95	150
Interest Income Recognized During Impairment
With a valuation reserve		3
Total		3
Interest Income on Accrual Basis
With no valuation reserve	41	99
With a valuation reserve	6	56
Total	47	155
One to four family residential real estate | Nonaccrual Basis
Recorded investment
With no valuation reserve	230	608
With a valuation reserve	275	1,389
Total	505	1,997
One to four family residential real estate | Accrual Basis
Recorded investment
With a valuation reserve		103
Total		103
Consumer construction
Average investment
With no valuation reserve	16	4
With a valuation reserve		9
Total	16	13
Related Valuation Reserve		4
Interest Income on Accrual Basis
With no valuation reserve	1
With a valuation reserve		1
Total	1	1
Consumer construction | Nonaccrual Basis
Recorded investment
With a valuation reserve		20
Total		20
Consumer
Average investment
With no valuation reserve	3	2
Total	$ 3	$ 2

LOANS (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Past due loans
30-89 days Past Due (accruing)	$ 951	$ 354
90+ days Past Due/Nonaccrual	4,687	5,490	5,921
Total	5,638	5,844
Commercial real estate
Past due loans
30-89 days Past Due (accruing)	575	15
90+ days Past Due/Nonaccrual	3,071	2,362	3,522
Total	3,646	2,377
Commercial, financial, and agricultural
Past due loans
30-89 days Past Due (accruing)	71	137
90+ days Past Due/Nonaccrual	436	1,111	760
Total	507	1,248
Commercial construction
Past due loans
90+ days Past Due/Nonaccrual	675		458
Total	675
One to four family residential real estate
Past due loans
30-89 days Past Due (accruing)	291	188
90+ days Past Due/Nonaccrual	505	1,997	1,129
Total	796	2,185
Consumer construction
Past due loans
90+ days Past Due/Nonaccrual		20	52
Total		20
Consumer
Past due loans
30-89 days Past Due (accruing)	14	14
Total	$ 14	$ 14

LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Roll-forward of nonaccrual activity
Beginning balance	$ 5,490	$ 5,921
Principal payments	(4,022)	(2,286)
Charge-offs	(858)	(3,197)
Transfers to OREO	(1,352)	(3,848)
Transfers to accruing		(892)
Transfers from accruing	5,388	9,559
Other	41	233
Ending balance	4,687	5,490
Commercial real estate
Roll-forward of nonaccrual activity
Beginning balance	2,362	3,522
Principal payments	(1,569)	(1,458)
Charge-offs	(463)	(1,950)
Transfers to OREO	(675)	(1,203)
Transfers to accruing		(892)
Transfers from accruing	3,377	4,301
Other	39	42
Ending balance	3,071	2,362
Commercial, financial, and agricultural
Roll-forward of nonaccrual activity
Beginning balance	1,111	760
Principal payments	(1,385)	(767)
Charge-offs		(557)
Transfers to OREO		(262)
Transfers from accruing	716	1,938
Other	(6)	(1)
Ending balance	436	1,111
Commercial construction
Roll-forward of nonaccrual activity
Beginning balance		458
Principal payments		(14)
Charge-offs		(62)
Transfers to OREO		(382)
Transfers from accruing	675
Ending balance	675
One to four family residential real estate
Roll-forward of nonaccrual activity
Beginning balance	1,997	1,129
Principal payments	(1,068)	(47)
Charge-offs	(387)	(601)
Transfers to OREO	(662)	(1,948)
Transfers from accruing	617	3,273
Other	8	191
Ending balance	505	1,997
Consumer construction
Roll-forward of nonaccrual activity
Beginning balance	20	52
Charge-offs	(5)
Transfers to OREO	(15)	(53)
Transfers from accruing		20
Other		1
Ending balance		20
Consumer
Roll-forward of nonaccrual activity
Charge-offs	(3)	(27)
Transfers from accruing	$ 3	$ 27

LOANS (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010
Troubled Debt Restructuring
Number of Modifications	8	1
Recorded Investment	$ 6,797	$ 2,400	$ 4,642
Commercial real estate
Troubled Debt Restructuring
Number of Modifications	3	1
Recorded Investment	4,614	2,400	4,537
Commercial, financial, and agricultural
Troubled Debt Restructuring
Number of Modifications	1
Recorded Investment	1,221
Commercial construction
Troubled Debt Restructuring
Number of Modifications	3
Recorded Investment	860
One to four family residential real estate
Troubled Debt Restructuring
Number of Modifications	1
Recorded Investment	$ 102		$ 105

LOANS (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in troubled debt restructuring
Beginning balance	$ 2,400	$ 4,642
Principal payments	(519)	(2)
Charge-offs	(772)
Advances	47
New restructured	6,797	2,400
Transferred out of TDR		(582)
Transfers to nonaccrual	(2,400)	(3,955)
Transfer from accruing	2,400
Ending balance	6,797	2,400
ACCRUING
Changes in troubled debt restructuring
Beginning balance	2,503	4,642
Principal payments	(87)	(2)
New restructured	5,776	2,400
Transferred out of TDR		(582)
Transfers to nonaccrual	(2,400)	(3,955)
Ending balance	5,792	2,503
NONACCRUAL
Changes in troubled debt restructuring
Principal payments	(432)
Charge-offs	(772)
Advances	47
New restructured	1,021
Transfer from accruing	2,400
Ending balance	2,264
Commercial real estate
Changes in troubled debt restructuring
Beginning balance	2,400	4,537
Principal payments	(516)
Charge-offs	(772)
Advances	47
New restructured	4,614	2,400
Transferred out of TDR		(582)
Transfers to nonaccrual	(2,400)	(3,955)
Transfer from accruing	2,400
Ending balance	4,614	2,400
Commercial real estate | ACCRUING
Changes in troubled debt restructuring
Beginning balance	2,400	4,537
Principal payments	(84)
New restructured	3,695	2,400
Transferred out of TDR		(582)
Transfers to nonaccrual	(2,400)	(3,955)
Ending balance	3,611	2,400
Commercial real estate | NONACCRUAL
Changes in troubled debt restructuring
Principal payments	(432)
Charge-offs	(772)
Advances	47
New restructured	919
Transfer from accruing	2,400
Ending balance	2,162
Commercial, financial, and agricultural
Changes in troubled debt restructuring
New restructured	1,221
Ending balance	1,221
Commercial, financial, and agricultural | ACCRUING
Changes in troubled debt restructuring
New restructured	1,221
Ending balance	1,221
Commercial construction
Changes in troubled debt restructuring
Principal payments	(2)
New restructured	860
Ending balance	860
Commercial construction | ACCRUING
Changes in troubled debt restructuring
Principal payments	(2)
New restructured	860
Ending balance	858
One to four family residential real estate
Changes in troubled debt restructuring
Beginning balance		105
Principal payments	(1)	(2)
New restructured	102
Ending balance	102
One to four family residential real estate | ACCRUING
Changes in troubled debt restructuring
Beginning balance	103	105
Principal payments	(1)	(2)
Ending balance	102	103
One to four family residential real estate | NONACCRUAL
Changes in troubled debt restructuring
New restructured	102
Ending balance	$ 102

LOANS (Details 9) (Bank, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Bank
Activity in insider loans granted to the entity's executive officers and directors, including their families and firms
Loans outstanding, beginning of period	$ 8,827,000	$ 9,532,000
New loans	3,911,000	933,000
Net activity on revolving lines of credit	233,000	69,000
Repayment	(1,674,000)	(1,707,000)
Loans outstanding, end of period	11,297,000	8,827,000
Loans to related-parties classified substandard	0	0
Unfunded commitments	$ 58,000

PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment
Total cost basis	$ 21,148	$ 19,081
Less - accumulated depreciation	10,515	9,454
Net book value	10,633	9,627
Depreciation charged to operating expenses	1,092	1,067	1,098
Land
Premises and Equipment
Total cost basis	2,062	1,811
Buildings and improvements
Premises and Equipment
Total cost basis	13,151	12,141
Furniture, fixtures, and equipment
Premises and Equipment
Total cost basis	5,916	4,933
Construction in progress
Premises and Equipment
Total cost basis	$ 19	$ 196

OTHER REAL ESTATE HELD FOR SALE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in other real estate held for sale
Balance at the beginning of the period	$ 3,162	$ 5,562
Other real estate transferred from loans due to foreclosure	1,352	4,194
Other real estate sold	(775)	(5,457)
Writedowns of other real estate held for sale	(496)	(855)
Loss on other real estate held for sale	(31)	(282)
Balance at the end of the period	$ 3,212	$ 3,162

DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Distribution of deposits
Noninterest bearing	$ 67,652	$ 51,273
NOW, money market, checking	155,465	152,563
Savings	13,829	14,203
CDs less than $100,000	135,550	130,685
CDs more than $100,000	24,355	23,229
Brokered	37,706	32,836
Total deposits	434,557	404,789
Maturities of non-brokered time deposits outstanding
2013	71,289
2014	43,892
2015	18,900
2016	23,827
2017	1,997
Total	$ 159,905

MORTGAGE SERVICING RIGHTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
MORTGAGE SERVICING RIGHTS
Residential first mortgage loans the Corporation has obligations to service	$ 97,000,000
Annual constant prepayment speed (as a percent)	15.90%
Discount rate (as a percent)	7.50%
Changes in mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances
Balance at beginning of period	400,000
Additions from loans sold with servicing retained	344,000	415,000
Amortization	(106,000)	(15,000)
Book value of MSRs at end of period	$ 638,000	$ 400,000

BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
BORROWINGS
Borrowings	$ 35,925	$ 35,997
Federal Home Loan Bank fixed rate advances at December 31, 2012 with a weighted average rate of 1.82% maturing in 2013, 2014 and 2016
BORROWINGS
Borrowings	35,000	35,000
Interest rate on note (as a percent)	1.82%
Federal Home Loan Bank fixed rate advances at December 31, 2012 with a weighted average rate of 1.82% maturing in 2013, 2014 and 2016 | Mortgage related and municipal securities
BORROWINGS
Securities pledged as collateral, amortized cost	6,770
Securities pledged as collateral, fair value	7,136
Federal Home Loan Bank fixed rate advances at December 31, 2012 with a weighted average rate of 1.82% maturing in 2013, 2014 and 2016 | Federal Home Loan Bank stock
BORROWINGS
Stock owned and pledged as collateral	3,060
Federal Home Loan Bank fixed rate advances at December 31, 2012 with a weighted average rate of 1.82% maturing in 2013, 2014 and 2016 | One to four family residential real estate
BORROWINGS
Loans pledged as collateral	42,231
USDA Rural Development, fixed-rate note payable, maturing August 24, 2024, interest payable at 1%
BORROWINGS
Borrowings	925	997
Interest rate on note (as a percent)	1.00%
USDA Rural Development, fixed-rate note payable, maturing August 24, 2024, interest payable at 1% | First Rural Relending
BORROWINGS
Loans pledged as collateral	152
Demand deposit account pledged as collateral	$ 857

BORROWINGS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturities and principal payments of borrowings outstanding
2013	$ 10,073
2014	10,074
2015	74
2016	15,075
2017	76
Thereafter	553
Borrowings	$ 35,925	$ 35,997

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of the federal income tax provision (credit)
Current tax expense (benefit)		$ 314,000
Change in valuation allowance	(3,000,000)		(2,136,000)
Deferred tax expense (benefit)	2,078,000	784,000	(1,364,000)
Provision for (benefit of) income taxes	(922,000)	1,098,000	(3,500,000)
Source of differences between income taxes at the federal statutory rate and the provision (credit) for income taxes
Tax expense at statutory rate	2,096,000	1,127,000	(1,332,000)
Increase (decrease) in taxes resulting from: Tax-exempt interest	(49,000)	(59,000)	(73,000)
Change in valuation allowance	(3,000,000)		(2,136,000)
Other	31,000	30,000	41,000
Provision for (benefit of) income taxes	(922,000)	1,098,000	(3,500,000)
Deferred tax assets:
NOL carryforward	7,149,000	9,073,000
Allowance for loan losses	1,774,000	1,785,000
Alternative Minimum Tax Credit	1,463,000	1,463,000
OREO Tax basis greater than book basis	1,025,000	1,050,000
Tax credit carryovers	672,000	672,000
Deferred compensation	185,000	217,000
Stock compensation	265,000	172,000
Depreciation	174,000	225,000
Intangible assets	60,000	77,000
Other	170,000	110,000
Total deferred tax assets	12,937,000	14,844,000
Valuation allowance	(3,010,000)	(6,010,000)
Deferred tax liabilities:
FHLB stock dividend	(103,000)	(103,000)
Unrealized gain on securities	(476,000)	(168,000)
Mortgage servicing rights	(217,000)	(136,000)
Total deferred tax liabilities	(796,000)	(407,000)
Net deferred tax asset	9,131,000	8,427,000
INCOME TAXES
Net operating loss (NOL) carryforwards	21,235,000
Tax credit carryforwards	2,136,000
Expiration period from date of origination for net operating loss carryforwards	20 years
Portion of the NOL subject to limitations for utilization	8,400,000
Annual limitation for usage of NOL	1,404,000
Annual limitation for usage of tax credits	476,000
Valuation allowance	3,000,000
Reduction in valuation allowance	$ 3,000,000		$ 2,136,000

OPERATING LEASES (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2005 Birmingham	Dec. 31, 2011 Birmingham	Apr. 30, 2010 Manistique item	Aug. 31, 2012 Traverse City item
OPERATING LEASES
Number of operating leases	3
Operating lease term				66 months		3 years	3 years
Option to renew additional lease term				5 years
Additional period for operating lease					3 years	2 years	3 years
Maximum number of additional lease terms for which the lease may be extended						4	2
Future minimum payments, by year and in the aggregate, under the initial terms of the operating lease agreements
2013	$ 249,000
2014	190,000
2015	34,000
Total	473,000
Rent Expenses
Rent expense for all operating leases	$ 269,000	$ 260,000	$ 270,000

RETIREMENT PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RETIREMENT PLAN
Minimum period of service to be completed in order to participate in the retirement plan	3 months
Minimum age to be attained in order to participate in the retirement plan	18 years
Employee's contribution limit as a percentage of annual compensation under the 401 (k) profit sharing plan	80.00%
Retirement plan contributions charged to operations	$ 161,000	$ 125,000	$ 110,000

DEFERRED COMPENSATION PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DEFERRED COMPENSATION PLAN
Liability for vested benefits under the plan	$ 545,000	$ 638,000
Cash surrender value of life insurance policies of the plan participants	1,545,000	1,626,000
Deferred compensation expense	$ 30,000	$ 35,000	$ 43,000
Minimum
DEFERRED COMPENSATION PLAN
Original contractual term	10 years
Maximum
DEFERRED COMPENSATION PLAN
Original contractual term	15 years

REGULATORY MATTERS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated
Corporation's and the Bank's actual and required capital amounts and ratios
Total capital to risk weighted assets, Actual Amount	$ 69,573	$ 53,604
Total capital to risk weighted assets, Actual Ratio (as a percent)	14.90%	12.90%
Tier 1 capital to risk weighted assets, Actual Amount	64,355	48,398
Tier 1 capital to risk weighted assets, Actual Ratio (as a percent)	13.80%	11.60%
Tier 1 capital to average assets, Actual Amount	64,355	48,398
Tier 1 capital to average assets, Actual Ratio (as a percent)	12.00%	10.10%
Consolidated | Minimum
Corporation's and the Bank's actual and required capital amounts and ratios
Total capital to risk weighted assets, Adequacy Purposes Amount	37,283	33,314
Total capital to risk weighted assets, Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Tier 1 capital to risk weighted assets, Adequacy Purposes Amount	18,642	16,657
Tier 1 capital to risk weighted assets, Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 capital to average assets, Adequacy Purposes Amount	21,486	19,205
Tier 1 capital to average assets, Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Mbank
Corporation's and the Bank's actual and required capital amounts and ratios
Total capital to risk weighted assets, Actual Amount	56,879	49,551
Total capital to risk weighted assets, Actual Ratio (as a percent)	12.20%	11.90%
Total capital to risk weighted assets, Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 capital to risk weighted assets, Actual Amount	51,701	44,346
Tier 1 capital to risk weighted assets, Actual Ratio (as a percent)	11.10%	10.70%
Tier 1 capital to risk weighted assets, Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 capital to average assets, Actual Amount	51,701	44,346
Tier 1 capital to average assets, Actual Ratio (as a percent)	9.60%	9.20%
Tier 1 capital to average assets, Action Provisions Ratio (as a percent)	5.00%	5.00%
Mbank | Minimum
Corporation's and the Bank's actual and required capital amounts and ratios
Total capital to risk weighted assets, Adequacy Purposes Amount	37,262	33,309
Total capital to risk weighted assets, Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total capital to risk weighted assets, Action Provisions Amount	46,577	41,637
Tier 1 capital to risk weighted assets, Adequacy Purposes Amount	18,631	16,655
Tier 1 capital to risk weighted assets, Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 capital to risk weighted assets, Action Provisions Amount	27,946	24,982
Tier 1 capital to average assets, Adequacy Purposes Amount	21,481	19,196
Tier 1 capital to average assets, Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 capital to average assets, Action Provisions Amount	$ 26,851	$ 23,995

STOCK COMPENSATION PLANS (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Aug. 31, 2012 RSUs	Dec. 31, 2012 RSUs item	Dec. 31, 2004 Plan approved in 2000	Dec. 31, 2012 Plan approved in 2000 item	Dec. 31, 2004 Plans approved in 1997	Dec. 31, 2012 Plans approved in 1997 item	May 22, 2012 2012 Incentive Compensation Plan
Stock Compensation Plans
Number of Stock Compensation Plans	3					1		2
Increase in number of shares authorized					428,587
Shares authorized prior to amendment					25,000
Reverse stock split, conversion ratio					0.05		0.05
Total authorized share balance					453,587		30,000		757,848
Number of RSUs granted (in shares)			148,500
Share price (in dollars per share)			$ 7.91
Cost to the employee				$ 0
Vesting period			4 years
Recognition period of compensation cost to be recognized				4 years
Compensation cost to be recognized, net of income tax			$ 775,000	$ 709,000
Number of units vested				0
Stock option transactions
Outstanding shares at beginning of year	392,152	394,072
Expired / forfeited during the year (in shares)		(1,920)
Surrendered/Exchanged for restricted stock (in shares)	(150,000)
Outstanding shares at end of year	242,152	392,152
Exercisable shares at end of year	126,361	148,861
Weighted average exercise price per share at end of period (in dollars per share)	$ 9.88	$ 10.27

STOCK COMPENSATION PLANS (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Stock option plans
Number of Shares, Outstanding	242,152
Number of Shares, Exercisable	126,361
Number of Shares, Unvested Options	115,791
Weighted Average Remaining Contractual Life-Years	2 years 1 month 6 days
Stock option plans, additional disclosures
Percentage of stock options to be vested immediately upon issue	20.00%
Future compensation expenses	$ 0
Minimum
Stock option plans, additional disclosures
Vesting period of stock options	2 years
Maximum
Stock option plans, additional disclosures
Vesting period of stock options	5 years
$9.16
Stock option plans
Exercise Price (in dollars per share)	$ 9.16
Number of Shares, Outstanding	2,500
Number of Shares, Exercisable	1,000
Number of Shares, Unvested Options	1,500
Weighted Average Remaining Contractual Life-Years	2 years 11 months 16 days
$9.75
Stock option plans
Exercise Price (in dollars per share)	$ 9.75
Number of Shares, Outstanding	217,152
Number of Shares, Exercisable	120,861
Number of Shares, Unvested Options	96,291
Weighted Average Remaining Contractual Life-Years	1 year 11 months 16 days
$10.65
Stock option plans
Exercise Price (in dollars per share)	$ 10.65
Number of Shares, Outstanding	12,500
Number of Shares, Exercisable	2,500
Number of Shares, Unvested Options	10,000
Weighted Average Remaining Contractual Life-Years	2 years 9 months
$12.00
Stock option plans
Exercise Price (in dollars per share)	$ 12
Number of Shares, Outstanding	10,000
Number of Shares, Exercisable	2,000
Number of Shares, Unvested Options	8,000
Weighted Average Remaining Contractual Life-Years	2 years 5 months 16 days

SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Aug. 31, 2012 Steinhardt Capital Investors, LLLP	Apr. 24, 2009 Preferred Stock Series A	Dec. 31, 2012 Preferred Stock Series A	Apr. 24, 2009 Warrant	Dec. 31, 2012 Warrant	Apr. 30, 2009 TARP Capital Purchase Program Preferred Stock Series A	Dec. 31, 2012 TARP Capital Purchase Program Warrant	Apr. 24, 2009 Securities Purchase Agreement	Apr. 24, 2009 Securities Purchase Agreement Preferred Stock Series A	Apr. 24, 2009 Securities Purchase Agreement Warrant
Participation in the TARP Capital Purchase Program
Previously announced rights offering amount		$ 7,000
Issuance of common stock (in shares)		2,140,123					11,000			11,000
Issuance of common stock	11,506	11,506
Repurchase of common stock warrants issued								379,310
Warrant exercise period											10 years
Number of shares that can be purchased											379,310
Exercise price of warrants (in dollars per share)											$ 4.35
Proceeds from issuance of Series A Preferred Shares and common stock warrants									11,000
Estimated discount rate to determine the fair value of stock (as a percent)			12.00%
Term used to determine fair value			3 years		3 years
Allocated carrying value of Preferred Stock			10,382
Allocated carrying value of Warrant Common Stock					618
Annual rate of cumulative dividends on Preferred Stock for first five years (as a percent)				5.00%
Annual rate of cumulative dividends on Preferred Stock after first five years (as a percent)				9.00%
Liquidation preference (in dollars per share)				$ 1,000
Purchase of common stock warrants	$ 1,300					$ 1,300

COMMITMENTS, CONTINGENCIES, AND CREDIT RISK (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments with Off-Balance-Sheet Risk
Commitments	$ 64,148	$ 50,490
Number of pending material legal proceedings	0
Commitments to extend credit
Financial Instruments with Off-Balance-Sheet Risk
Commitments, variable rate	39,782	28,495
Commitments, fixed rate	18,427	15,453
Standby letters of credit
Financial Instruments with Off-Balance-Sheet Risk
Commitments, variable rate	2,879	3,523
Percentage collateralization on financial instruments allowed under commitments	100.00%
Credit card commitments
Financial Instruments with Off-Balance-Sheet Risk
Commitments, fixed rate	$ 3,060	$ 3,019

COMMITMENTS, CONTINGENCIES, AND CREDIT RISK (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Bank Commercial real estate loans Commercial loan portfolio Credit risk concentration	Dec. 31, 2011 Bank Commercial real estate loans Commercial loan portfolio Credit risk concentration
Concentration of Credit Risk
Loan portfolio	$ 443,959	$ 395,995	$ 376,473	$ 95,151	$ 75,391
Percentage of concentration risk under a specified benchmark				27.75%	24.22%

FAIR VALUE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
FAIR VALUE
Blended interest rate for determining fair value of nonaccrual loans (as a percent)	0.00%
Fair value of commitments	$ 0
Financial assets:
Interest-bearing deposits	10,000	10,000
Securities available for sale	43,799,000	38,727,000
Carrying Amount
Financial assets:
Total financial assets	519,108,000	473,123,000
Financial liabilities:
Total financial liabilities	470,696,000	440,988,000
Estimated Fair Value
Financial assets:
Total financial assets	514,388,000	471,591,000
Financial liabilities:
Total financial liabilities	470,170,000	440,657,000
Level 1 | Carrying Amount
Financial assets:
Cash and cash equivalents	26,961,000	34,070,000
Level 1 | Estimated Fair Value
Financial assets:
Cash and cash equivalents	26,961,000	34,070,000
Level 2 | Carrying Amount
Financial assets:
Interest-bearing deposits	10,000	10,000
Securities available for sale	43,799,000	38,727,000
Federal Home Loan Bank stock	3,060,000	3,060,000
Net loans	443,959,000	395,995,000
Accrued interest receivable	1,319,000	1,261,000
Financial liabilities:
Deposits	434,557,000	404,789,000
Borrowings	35,925,000	35,997,000
Accrued interest payable	214,000	202,000
Level 2 | Estimated Fair Value
Financial assets:
Interest-bearing deposits	10,000	10,000
Securities available for sale	43,799,000	38,727,000
Federal Home Loan Bank stock	3,060,000	3,060,000
Net loans	439,239,000	394,463,000
Accrued interest receivable	1,319,000	1,261,000
Financial liabilities:
Deposits	434,227,000	404,821,000
Borrowings	35,729,000	35,634,000
Accrued interest payable	$ 214,000	$ 202,000

FAIR VALUE (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value measurements
Other real estate held for sale	$ 3,212,000	$ 3,162,000	$ 5,562,000
Nonrecurring | Total
Fair value measurements
Impaired loans	4,687,000	7,993,000
Other real estate held for sale	3,212,000	3,162,000
Nonrecurring | Significant Unobservable Inputs (Level 3)
Fair value measurements
Impaired loans	4,687,000	7,993,000
Other real estate held for sale	3,212,000	3,162,000
Recurring
Fair value measurements
Other assets	0	0
Other liabilities	0	0
Recurring | Significant Unobservable Inputs (Level 3)
Fair value measurements
Assets	0	0
Liabilities	$ 0	$ 0

FAIR VALUE (Details 3) (Nonrecurring, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value
Total Losses	$ 1,640,000	$ 4,337,000
Investments	0
Impaired loans
Fair value
Total Losses	1,151,000	3,200,000
Other real estate held for sale
Fair value
Total Losses	$ 489,000	$ 1,137,000

PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 26,961	$ 34,070	$ 34,719	$ 45,433
Other assets	5,215	5,233
TOTAL ASSETS	545,980	498,311
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	3,050	2,262
Shareholders' equity:
Preferred stock - No par value: Authorized 500,000 shares, 11,000 shares issued and outstanding	11,000	10,921
Common stock and additional paid in capital - No par value Authorized - 18,000,000 shares Issued and outstanding - 5,559,859 and 3,419,736 shares respectively	53,797	43,525
Retained earnings	6,727	492
Accumulated other comprehensive income	924	325
Total shareholders' equity	72,448	55,263	53,882	55,299
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	545,980	498,311
PARENT COMPANY
ASSETS
Cash and cash equivalents	12,943	4,301	5,354	7,480
Investment in subsidiaries	59,854	51,381
Other assets	117	245
TOTAL ASSETS	72,914	55,927
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	466	664
Shareholders' equity:
Preferred stock - No par value: Authorized 500,000 shares, 11,000 shares issued and outstanding	11,000	10,921
Common stock and additional paid in capital - No par value Authorized - 18,000,000 shares Issued and outstanding - 5,559,859 and 3,419,736 shares respectively	53,797	43,525
Retained earnings	6,727	492
Accumulated other comprehensive income	924	325
Total shareholders' equity	72,448	55,263
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 72,914	$ 55,927

PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details 2)	Dec. 31, 2012	Dec. 31, 2011
BALANCE SHEET, parenthetical
Preferred stock, Authorized shares	500,000	500,000
Preferred stock, shares issued	11,000	11,000
Preferred stock, shares outstanding	11,000	11,000
Common stock, Authorized shares	18,000,000	18,000,000
Common stock, Shares issued	5,559,859	3,419,736
Common stock, Shares outstanding	5,559,859	3,419,736
PARENT COMPANY
BALANCE SHEET, parenthetical
Preferred stock, Authorized shares	500,000	500,000
Preferred stock, shares issued	11,000	11,000
Preferred stock, shares outstanding	11,000	11,000
Common stock, Authorized shares	18,000,000	18,000,000
Common stock, Shares issued	5,559,859	3,419,736
Common stock, Shares outstanding	5,559,859	3,419,736

PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME:
Interest income	$ 24,427	$ 23,072	$ 22,840
EXPENSES:
Salaries and benefits	8,288	7,275	6,918
Professional service fees	1,196	756	627
Other	1,591	1,285	1,084
Total other expenses	16,757	15,969	16,598
Income (loss) before provision for income taxes	6,165	3,316	(3,918)
Provision for (benefit of) income taxes	(922)	1,098	(3,500)
NET INCOME (LOSS)	7,087	2,218	(418)
Preferred dividend and accretion of discount	629	766	742
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	6,458	1,452	(1,160)
PARENT COMPANY
INCOME:
Interest income	3	3	11
Total income	3	3	11
EXPENSES:
Salaries and benefits	280	180	218
Professional service fees	562	245	136
Other	340	223	147
Total other expenses	1,182	648	501
Income (loss) before provision for income taxes	(1,179)	(645)	(490)
Provision for (benefit of) income taxes	(393)	(211)
(Loss) before equity in undistributed net income (loss) of subsidiaries	(786)	(434)	(490)
Equity in undistributed net income of subsidiaries	7,873	2,652	72
NET INCOME (LOSS)	7,087	2,218	(418)
Preferred dividend and accretion of discount	629	766	742
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 6,458	$ 1,452	$ (1,160)

PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ 7,087	$ 2,218	$ (418)
Adjustments to reconcile net income to net cash provided by operating activities:
Increase in capital from stock option compensation	66		32
Change in other assets	(61)	(325)	13,174
Change in other liabilities	788	296	(583)
Net cash provided by operating activities	9,977	8,144	19,478
Cash Flows from Financing Activities:
Proceeds from issuance of common stock	11,506
Purchase of common stock warrants	(1,300)
Dividend on preferred stock	(550)	(551)	(550)
Dividend on common stock	223
Net cash provided by (used in) financing activities	39,129	17,387	(35,231)
Net (decrease) in cash and cash equivalents	(7,109)	(649)	(10,714)
Cash and cash equivalents at beginning of period	34,070	34,719	45,433
Cash and cash equivalents at end of period	26,961	34,070	34,719
PARENT COMPANY
Cash Flows from Operating Activities:
Net income (loss)	7,087	2,218	(418)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net (income) of subsidiaries	(7,873)	(2,652)	(72)
Increase in capital from stock option compensation	66		32
Change in other assets	92	29	31
Change in other liabilities	(163)	(97)	(149)
Net cash provided by operating activities	(791)	(502)	(576)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock	11,506
Purchase of common stock warrants	(1,300)
Dividend on preferred stock	(550)	(551)	(550)
Dividend on common stock	(223)
Investments in subsidiaries			(1,000)
Net cash provided by (used in) financing activities	9,433	(551)	(1,550)
Net (decrease) in cash and cash equivalents	8,642	(1,053)	(2,126)
Cash and cash equivalents at beginning of period	4,301	5,354	7,480
Cash and cash equivalents at end of period	$ 12,943	$ 4,301	$ 5,354